UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                                       FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                    Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                 Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Communications — 6.1%
CDW Corp.	5,900	$842,756
eBay, Inc.	19,000	686,090
FactSet Research Systems, Inc.	1,800	482,940
Perficient, Inc.*	8,200	377,774

		2,389,560

Consumer, Cyclical — 16.8%
Best Buy Co., Inc.	10,000	878,000
Burlington Stores, Inc.*	4,000	912,120
Casey’s General Stores, Inc.	400	63,596
Copart, Inc.*	9,600	873,024
Darden Restaurants, Inc.	6,700	730,367
Dollar General Corp.	4,000	623,920
Skyline Champion Corp.*	26,000	824,200
Target Corp.	7,000	897,470
Williams-Sonoma, Inc.	10,900	800,496

		6,603,193

Consumer, Non-cyclical — 27.0%
Addus HomeCare Corp.*	8,300	806,926
Amedisys, Inc.*	5,000	834,600
Automatic Data Processing, Inc.	4,600	784,300
Baxter International, Inc.	10,100	844,562
Chemed Corp.	1,880	825,809
Cintas Corp.	2,900	780,332
DexCom, Inc.*	3,600	787,464
Edwards Lifesciences Corp.*	3,400	793,186
Estee Lauder Cos, Inc. (The), Class A	4,200	867,468
Hershey Co. (The)	4,800	705,504
Medpace Holdings, Inc.*	10,100	849,006

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Merck & Co., Inc.	9,700	$882,215
WellCare Health Plans, Inc.*	2,700	891,567

		10,652,939

Financial — 11.9%
Brown & Brown, Inc.	12,800	505,344
McGrath RentCorp.	8,800	673,552
NMI Holdings, Inc., Class A*	9,400	311,892
Primerica, Inc.	6,000	783,360
Radian Group, Inc.	31,000	779,960
T Rowe Price Group, Inc.	6,500	791,960
Visa, Inc., Class A	4,500	845,550

		4,691,618

Industrial — 10.2%
Exponent, Inc.	6,000	414,060
Federal Signal Corp.	21,100	680,475
Jabil, Inc.	19,000	785,270
Norfolk Southern Corp.	3,800	737,694
Saia, Inc.*	6,700	623,904
Waste Management, Inc.	7,000	797,720

		4,039,123

Technology — 16.5%
ANSYS, Inc.*	3,300	849,453
Cadence Design Systems, Inc.*	11,000	762,960
Fortinet, Inc.*	7,600	811,376
Lattice Semiconductor Corp.*	39,900	763,686
Microsoft Corp.	5,400	851,580
Paycom Software, Inc.*	1,800	476,568
Silicon Laboratories, Inc.*	4,000	463,920
SPS Commerce, Inc.*	13,100	726,002

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Synopsys, Inc.*	5,700	$793,440

		6,498,985

Utilities — 11.5%
American States Water Co.	8,600	745,104
Atmos Energy Corp.	7,100	794,206
California Water Service Group	7,500	386,700
IDACORP, Inc.	7,400	790,320
MGE Energy, Inc.	2,150	169,463
NextEra Energy, Inc.	3,400	823,344
WEC Energy Group, Inc.	8,800	811,624

		4,520,761

TOTAL COMMON STOCKS (Cost $34,087,844)		39,396,179

TOTAL INVESTMENTS - 100.0% (Cost $34,087,844)		39,396,179
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		10,141

NET ASSETS - 100.0%		$39,406,320

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$39,396,179	$39,396,179	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

4

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the December 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$34,087,844

Gross unrealized appreciation	$5,572,497
Gross unrealized depreciation	(264,162)

Net unrealized appreciation	$5,308,335

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.0%
Aerospace & Defense — 11.3%
Airbus SE (France)	7,782	$1,142,132
General Dynamics Corp.	1,501	264,701
Raytheon Co.	4,288	942,245
Safran SA (France)	4,823	744,961

		3,094,039

Banks — 8.3%
JPMorgan Chase & Co.	9,214	1,284,432
Truist Financial Corp.	17,729	998,497

		2,282,929

Beverages — 0.7%
Constellation Brands, Inc., Class A	1,032	195,822

Chemicals — 1.6%
Sherwin-Williams Co. (The)	726	423,650

Commercial Services — 2.1%
Equifax Inc.	2,904	406,908
Moody’s Corp.	332	78,820
S&P Global, Inc.	276	75,362

		561,090

Computers — 3.5%
Check Point Software Technologies Ltd. (Israel)*	4,017	445,726
Perspecta, Inc.	9,482	250,704
Varonis Systems, Inc.*	3,508	272,607

		969,037

Distribution/Wholesale — 1.2%
IAA, Inc.*	7,076	332,997

Diversified Financial Services — 2.6%
GAM Holding AG (Switzerland)*	45,248	131,229

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financial Services — (Continued)
London Stock Exchange Group PLC (United Kingdom)	2,985	$306,777
Tradeweb Markets, Inc., Class A	5,763	267,115

		705,121

Electronics — 5.5%
Keysight Technologies, Inc.*	11,937	1,225,094
Roper Technologies Inc.	780	276,299

		1,501,393

Food — 0.9%
General Mills, Inc.	4,516	241,877

Healthcare-Products — 19.4%
Abbott Laboratories	14,045	1,219,949
Alcon, Inc., (Switzerland)*	16,763	948,283
Becton Dickinson and Co.	3,217	874,927
Boston Scientific Corp.*	15,948	721,169
Danaher Corp.	4,454	683,600
Medtronic PLC	7,630	865,623

		5,313,551

Healthcare-Services — 1.8%
HCA Healthcare Inc.	879	129,925
IQVIA Holdings Inc*	564	87,144
Universal Health Services, Inc., Class B	1,916	274,869

		491,938

Insurance — 6.3%
Berkshire Hathaway, Inc., Class B*	7,566	1,713,699

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Media — 4.4%
World Wrestling Entertainment, Inc., Class A	18,573	$1,204,831

Pharmaceuticals — 6.3%
Elanco Animal Health, Inc.*	52,300	1,540,235
PRA Health Sciences, Inc.*	1,577	175,284

		1,715,519

Real Estate — 1.0%
Jones Lang Lasalle, Inc.	1,615	281,155

Retail — 3.5%
BJ’s Wholesale Club Holdings, Inc.*	42,680	970,543

Semiconductors — 3.2%
QUALCOMM, Inc.	9,959	878,683

Software — 2.4%
Electronic Arts, Inc.*	6,018	646,995

Telecommunications — 1.0%
Vodafone Group PLC	140,505	272,775

Transportation — 4.0%
Kansas City Southern	1,093	167,404
Old Dominion Freight Line, Inc.	413	78,379
Union Pacific Corp.	4,769	862,187

		1,107,970

TOTAL COMMON STOCKS (Cost $22,602,032)		24,905,614

	Contracts	Value

OPTIONS PURCHASED — 0.0%

Put Options — 0.0%
S&P 500 Index, Notional amount $10,175,000 Exchange: CME Expires 01/17/20 Strike Price $2,750(a)	37	$3,145

TOTAL OPTIONS PURCHASED (Cost $68,006)		3,145

	Number of Shares

SHORT-TERM INVESTMENT — 1.2%
Dreyfus Treasury & Cash Management, Institutional Shares, 1.49%(b) (Cost $338,974)	338,974	338,974

TOTAL INVESTMENTS - 92.2% (Cost $23,009,012)		25,247,733

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%		2,134,803

NET ASSETS - 100.0%		$27,382,536

*	Non-income producing.
(a)	Primary risk exposure is equity price risk.
(b)	Rate disclosed is the 7-day yield at December 31, 2019.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	45,000	USD	50,783	03/18/20	MS	$(60)
GBP	118,000	USD	156,986	03/18/20	MS	(348)
USD	132,105	CHF	129,000	03/18/20	MS	(1,929)
USD	3,140,695	EUR	2,803,000	03/18/20	MS	(18,790)
USD	742,497	GBP	556,000	03/18/20	MS	4,440

						$(16,687)

The following table represents the individual short positions and related values of total return swaps as of December 31, 2019.

Reference Entity/Index	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Caterpillar Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	$295,907	$(33,922)

Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	113,104	335

Lowe’s Cos Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	301,235	(27,095)

Russell 1000 Index	U.S. Fed Funds 0.000%	Maturity	MS	10/31/22	3,097,573	(218,439)

S&P 500 Index Consumer Discretionary Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	10/31/22	276,715	(12,276)

S&P 500 Financial Index	U.S. Fed Funds -0.400%	Maturity	MS	10/31/22	862,327	(56,464)

S&P 500 Health Care Index	U.S. Fed Funds -0.250%	Maturity	MS	10/31/22	1,416,642	(115,335)

S&P 500 Index Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	552,164	(26,916)

S&P 500 Information Technology Index	U.S. Fed Funds -0.100%	Maturity	MS	10/31/22	1,751,220	(177,803)

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Reference Entity/Index	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

KBW Bank Index	U.S. Fed Funds -0.250%	Maturity	MS	12/01/22	$454,583	$(31,923)

Walmart Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	446,556	28

						$(699,810)

Reference Entity/Index	Pay	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Cellnex Telecom SA	U.S. Fed Funds +0.250%	Maturity	MS	11/15/22	$1,175,974	$32,931

Total Swap Contracts						$(666,879)

Legend

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

4

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Long/Short Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

5

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 12/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$3,094,039	$1,206,946	$1,887,093	$—
Banks.	2,282,929	2,282,929	—	—
Beverages	195,822	195,822	—	—
Chemicals	423,650	423,650	—	—
Commercial Services	561,090	561,090	—	—
Computers	969,037	969,037	—	—
Distribution/Wholesale	332,997	332,997	—	—
Diversified Financial Services .	705,121	267,115	438,006	—
Electronics	1,501,393	1,501,393	—	—
Food.	241,877	241,877	—	—
Healthcare-Products	5,313,551	5,313,551	—	—
Healthcare-Services	491,938	491,938	—	—
Insurance	1,713,699	1,713,699	—	—
Media	1,204,831	1,204,831	—	—
Pharmaceuticals	1,715,519	1,715,519	—	—
Real Estate	281,155	281,155	—	—
Retail	970,543	970,543	—	—
Semiconductors	878,683	878,683	—	—
Software	646,995	646,995	—	—
Telecommunications	272,775	—	272,775	—
Transportation	1,107,970	1,107,970	—	—
Purchased Options on Equity Contracts	3,145	3,145	—	—

6

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Assets	Total Value at 12/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investment	$338,974	$338,974	$—	$—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	4,440	—	4,440	—
Equity Contracts
Swap contracts	33,294	—	33,294	—

Total Assets	$25,285,467	$22,649,859	$2,635,608	$—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$21,127	$—	$21,127	$—
Equity Contracts
Swap Contracts	700,173	—	700,173	—

Total Liabilities	$721,300	$—	$721,300	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

7

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended December 31, 2019, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
$356,625	$3,792,398

8

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. During the three months ended December 31, 2019, the Fund entered into 37 purchased options contracts, all of which were exchange-traded options.

For the period ended December 31, 2019, the quarterly average volume of purchased options was as follows:

Purchased
Options
(Cost)
$34,003

Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

The Fund used total return swaps to enhance returns, obtain short exposure as part of the Fund’s strategy and for market exposure.

For the period ended December 31, 2019, the quarterly average volume of the total return swaps was as follows:

Notional Amount
$10,000,467

9

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the December 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$23,009,012

Gross unrealized appreciation on investments	$2,426,907
Gross unrealized depreciation on investments	(188,186)

Net unrealized appreciation	$2,238,721

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.4%
Brazil — 9.7%
B2W Cia Digital*	50,100	$782,879
Banco do Brasil SA	52,100	684,098
BB Seguridade Participacoes SA	35,000	328,014
CCR SA	138,000	651,115
Cia de Saneamento Basico do Estado de Sao Paulo	17,100	257,433
Cielo SA	434,700	904,477
Cogna Educacao	88,300	250,893
Embraer SA	204,500	1,003,004
Hapvida Participacoes e Investimentos SA	10,100	160,437
Hypera SA	25,200	223,578
IRB Brasil Resseguros SA	85,500	827,858
Localiza Rent a Car SA	46,200	544,496
Magazine Luiza SA	98,400	1,166,798
Petrobras Distribuidora SA	92,700	692,940
Petroleo Brasileiro SA	20,400	162,279
Raia Drogasil SA	17,700	491,219
Suzano SA	128,800	1,270,486

		10,402,004

China — 18.3%
ANTA Sports Products, Ltd.	144,000	1,289,259
Bosideng International Holdings, Ltd.	574,000	207,070
Brilliance China Automotive Holdings, Ltd.	276,000	286,448
China Communications Services Corp., Ltd., Class H	216,000	157,460
China Greatwall Technology Group Co. Ltd., Class A	63,800	142,887

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
China Mengniu Dairy Co., Ltd.	172,000	$695,756
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	61,700	95,781
China Resources Beer Holdings Co., Ltd.	146,000	807,611
China Resources Gas Group, Ltd.	258,000	1,417,650
Chongqing Zhifei Biological Products Co., Ltd., Class A	28,488	203,330
ENN Energy Holdings, Ltd.	121,900	1,331,782
Eve Energy Co. Ltd., Class A*	21,200	153,093
GDS Holdings, Ltd., ADR*	4,000	206,320
GOME Retail Holdings, Ltd.*	1,857,000	171,701
Great Wall Motor Co., Ltd., Class H	216,500	160,189
Guangdong Investment, Ltd.	458,000	957,934
Hengan International Group Co., Ltd.	64,500	459,438
Jiangsu Hengrui Medicine Co., Ltd., Class A	120	1,510
Jiangxi Zhengbang Technology Co., Ltd., Class A	53,200	123,726
Lingyi ITech Guangdong Co., Class A	126,800	198,401
LONGi Green Energy Technology Co., Ltd., Class A	79,600	284,082

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Muyuan Foodstuff Co., Ltd., Class A	35,900	$457,627
New Hope Liuhe Co., Ltd., Class A	88,500	253,878
Perfect World Co., Ltd., Class A	27,700	175,960
Qudian, Inc., SP ADR*	30,690	144,550
Sangfor Technologies, Inc., Class A	7,196	118,172
Semiconductor Manufacturing International Corp.*	240,000	367,661
Shandong Gold Mining Co., Ltd., Class A	56,320	261,541
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	696,000	833,981
Shengyi Technology Co., Ltd., Class A	47,000	141,364
Shenzhen Goodix Technology Co., Ltd., Class A	8,400	249,192
Shenzhen Kangtai Biological Products Co., Ltd., Class A	13,700	172,828
Shenzhou International Group Holdings, Ltd.	80,300	1,173,591
TAL Education Group, ADR*	22,821	1,099,972
TCL Corp., Class A	289,400	186,060
Tingyi Cayman Islands Holding Corp.	696,000	1,187,891
Walvax Biotechnology Co., Ltd., Class A	33,700	157,073

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Want Want China Holdings, Ltd.	1,483,000	$1,385,218
Wens Foodstuffs Group Co., Ltd., Class A	112,000	540,591
Will Semiconductor, Ltd., Class A	12,141	250,729
WuXi AppTec Co., Ltd., Class A	31,100	411,609
Yonyou Network Technology Co., Ltd., Class A	52,700	215,439
Zhaojin Mining Industry Co., Ltd.	151,000	165,649
Zhejiang Longsheng Group Co., Ltd., Class A	70,200	146,101
Zhejiang NHU Co. Ltd., Class A	43,800	146,417

		19,594,522

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	47,677	493,126

Czech Republic — 0.2%
Komercni banka as	7,163	262,320

Greece — 2.6%
Alpha Bank AE*	451,159	974,591
Hellenic Telecommunications Organization SA	21,743	348,034
JUMBO SA	38,111	793,000
OPAP SA	48,205	627,176

		2,742,801

Hong Kong — 1.0%
China Ding Yi Feng Holdings, Ltd.	224,000	3,162

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — (Continued)
China First Capital Group, Ltd.*	568,000	$19,679
Sun Art Retail Group, Ltd.	832,500	1,010,153

		1,032,994

India — 18.4%
Ashok Leyland, Ltd.	166,696	190,553
Aurobindo Pharma, Ltd.	91,575	586,118
Bajaj Finance, Ltd.	12,735	755,921
Bharat Petroleum Corp., Ltd.	150,302	1,033,844
Bharti Airtel, Ltd.*	140,560	897,575
Bharti Infratel, Ltd.	127,936	452,573
Cipla, Ltd.	117,764	789,088
Container Corp Of India, Ltd.	46,757	374,629
Dr Reddy’s Laboratories, Ltd.	33,060	1,332,483
Eicher Motors, Ltd.	1,689	533,382
HCL Technologies, Ltd.	178,696	1,422,245
Hero MotoCorp, Ltd.	8,834	302,435
Hindustan Petroleum Corp., Ltd.	214,658	793,986
Indian Oil Corp., Ltd.	325,844	572,591
Infosys, Ltd.	107,600	1,108,069
InterGlobe Aviation, Ltd.	32,520	607,568
Lupin, Ltd.	60,425	646,714
Maruti Suzuki India, Ltd.	1,919	198,139
Piramal Enterprises, Ltd.	6,307	134,757
Shriram Transport Finance Co., Ltd.	32,528	533,686
Sun Pharmaceutical Industries, Ltd.	244,222	1,479,980
Tata Consultancy Services, Ltd.	49,902	1,511,291

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
Tata Motors, Ltd.*	83,348	$215,866
Tech Mahindra, Ltd.	127,533	1,362,019
Titan Co., Ltd.	8,768	145,999
United Spirits, Ltd.*	99,863	839,108
Wipro, Ltd.	81,807	281,690
Zee Entertainment Enterprises, Ltd.	160,589	657,402

		19,759,711

Indonesia — 1.7%
Jasa Marga Persero Tbk PT	677,900	252,362
Perusahaan Gas Negara Tbk PT	3,807,600	593,683
Telekomunikasi Indonesia Persero Tbk PT	2,062,000	590,716
Unilever Indonesia Tbk PT	114,300	345,520

		1,782,281

Malaysia — 2.4%
AirAsia Group Bhd	504,800	209,887
Axiata Group Bhd	695,485	704,475
Maxis Bhd	575,000	748,587
Public Bank Bhd	60,200	286,319
Top Glove Corp. Bhd	542,400	623,549

		2,572,817

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	54,600	304,830

Peru — 0.9%
Cia de Minas Buenaventura SAA, ADR	67,599	1,020,745

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Poland — 1.2%
Orange Polska SA*	241,557	$453,131
Polski Koncern Naftowy ORLEN SA	35,956	813,309

		1,266,440

Russia — 1.7%
Alrosa PJSC	440,640	598,609
PhosAgro PJSC, GDR	43,215	548,831
Polyus PJSC	2,437	278,915
Severstal PJSC	26,311	397,918

		1,824,273

South Africa — 3.1%
AngloGold Ashanti, Ltd.	58,967	1,339,485
Gold Fields, Ltd.	209,742	1,431,628
Sibanye Gold, Ltd.*	206,694	528,134

		3,299,247

South Korea — 13.8%
AMOREPACIFIC Group	2,820	201,461
Celltrion, Inc.*	1,300	202,637
Cheil Worldwide, Inc.	16,894	351,334
CJ ENM Co., Ltd.	894	123,249
Fila Korea, Ltd.	9,777	446,748
Hanmi Pharm Co., Ltd.	1,800	460,100
Hanon Systems	65,506	630,578
Helixmith Co., Ltd.*	2,881	229,536
HLB, Inc.*	3,967	394,384
Hyundai Engineering & Construction Co., Ltd.	6,875	250,796
Hyundai Glovis Co., Ltd.	6,342	782,513
Hyundai Marine & Fire Insurance Co., Ltd.	21,738	505,950
Hyundai Mobis Co., Ltd.	2,837	627,660
Kangwon Land, Inc.	15,553	397,877
Kia Motors Corp.	34,379	1,312,952

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
KMW Co., Ltd.*	6,883	$303,810
Korea Aerospace Industries, Ltd.	21,629	636,577
LG Household & Health Care, Ltd.	226	245,493
LG Uplus Corp.	37,921	465,111
Medy-Tox, Inc.	1,279	332,680
NCSoft Corp.	2,979	1,390,017
Orion Corp.	7,757	707,445
Samsung Fire & Marine Insurance Co., Ltd.	1,425	299,586
Shinsegae, Inc.	1,116	278,208
SK Telecom Co., Ltd.	7,124	1,467,890
Woongjin Coway Co., Ltd.	17,541	1,412,138
Yuhan Corp.	1,629	332,439

		14,789,169

Taiwan — 8.7%
Accton Technology Corp.	38,000	213,314
Asustek Computer, Inc.	49,000	378,175
AU Optronics Corp.	826,000	276,619
Eclat Textile Co., Ltd.	65,660	883,878
Far EasTone Telecommunications Co., Ltd.	566,000	1,361,313
Feng TAY Enterprise Co., Ltd.	118,000	768,005
Inventec Corp.	690,000	526,592
Micro-Star International Co., Ltd.	79,000	228,417
Nien Made Enterprise Co., Ltd.	56,000	518,026
Phison Electronics Corp.	40,000	455,000
Powertech Technology, Inc.	49,000	163,082

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
President Chain Store Corp.	70,000	$710,827
Taiwan High Speed Rail Corp.	692,000	887,212
Taiwan Mobile Co., Ltd.	328,000	1,225,473
Tatung Co., Ltd.*	533,000	374,386
Wiwynn Corp.	16,000	338,261

		9,308,580

Thailand — 10.2%
Advanced Info Service PCL	202,500	1,437,921
Airports of Thailand PCL	210,100	520,076
Bangkok Dusit Medical Services PCL	1,910,000	1,655,410
Bangkok Expressway & Metro PCL	2,690,400	977,747
Berli Jucker PCL	425,400	595,718
Bumrungrad Hospital PCL	155,100	760,338
Charoen Pokphand Foods PCL	1,363,920	1,250,355
CP ALL PCL	270,200	651,066
Energy Absolute PCL	591,000	860,890
Global Power Synergy PCL	97,600	278,884
Indorama Ventures PCL	389,900	454,421
Thai Oil PCL	66,800	155,273
Thai Union Group PCL	861,600	387,610
TMB Bank PCL	5,581,800	312,613
True Corp. PCL	3,877,800	593,858

		10,892,180

Turkey — 2.7%
BIM Birlesik Magazalar AS	48,919	383,688

	Number of Shares	Value
COMMON STOCKS — (Continued)
Turkey — (Continued)
Eregli Demir ve Celik Fabrikalari TAS	479,524	$728,258
TAV Havalimanlari Holding AS	65,808	322,559
Tupras Turkiye Petrol Rafinerileri AS	44,108	939,818
Turk Hava Yollari AO*	208,913	507,486

		2,881,809

TOTAL COMMON STOCKS (Cost $92,711,683)		104,229,849

RIGHTS — 0.0%
India — 0.0%
Piramal Enterprises, Ltd.*	836	2,618

TOTAL RIGHTS (Cost $ — )		2,618

PREFERRED STOCKS — 1.6%
Brazil — 1.2%
Braskem SA, Class A(a)	22,400	166,217
Petroleo Brasileiro SA(a)	158,300	1,187,634

		1,353,851

South Korea — 0.4%
AMOREPACIFIC Group*(a)	261	12,323
Hyundai Motor Co.(a)	5,630	386,228

		398,551

TOTAL PREFERRED STOCKS (Cost $1,640,643)		1,752,402

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Value
TOTAL INVESTMENTS - 99.0%
(Cost $94,352,326)	$105,984,869
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,056,260

NET ASSETS - 100.0%	$107,041,129

*	Non-income producing.
(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depository Receipt

At December 31, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI® Emerging Markets Index	03/20/20	16	$885,340	$896,160	$10,820

					$10,820

See accompanying Notes to the Quarterly Portfolio of Investments.

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s investments carried at fair value:

Assets	Total Value at 12/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$10,402,004	$10,402,004	$—	$—
China	19,594,522	1,692,740	17,901,782	—
Colombia	493,126	493,126	—	—
Czech Republic	262,320	—	262,320	—
Greece	2,742,801	793,000	1,949,801	—
Hong Kong	1,032,994	—	1,032,994	—
India	19,759,711	9,885,086	9,874,625	—
Indonesia	1,782,281	—	1,782,281	—

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Assets	Total Value at 12/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Malaysia	$2,572,817	$—	$2,572,817	$—
Mexico	304,830	304,830	—	—
Peru	1,020,745	1,020,745	—	—
Poland	1,266,440	—	1,266,440	—
Russia	1,824,273	548,831	1,275,442	—
South Africa	3,299,247	—	3,299,247	—
South Korea	14,789,169	1,763,472	13,025,697	—
Taiwan	9,308,580	1,225,473	8,083,107	—
Thailand	10,892,180	—	10,892,180	—
Turkey	2,881,809	383,688	2,498,121	—
Rights:
India	2,618	—	2,618	—
Preferred Stocks:
Brazil	1,353,851	1,353,851	—	—
South Korea	398,551	12,323	386,228	—
Derivatives:
Equity Contracts
Futures Contracts	10,820	10,820	—	—

Total Investments	$105,995,689	$29,889,989	$76,105,700	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

9

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended December 31, 2019, the TOBAM Emerging Markets Fund’s monthly average volume of derivatives was as follows:

Long Futures Notional Cost
$821,050

10

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

B. Federal Tax Cost:
Federal tax cost*	$94,352,326

Gross unrealized appreciation	$16,559,530
Gross unrealized depreciation	(4,926,987)

Net unrealized appreciation	$11,632,543

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.28%
Ally Auto Receivables Trust 2019-2	2.26	08/15/2024	250,000	251,603
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	302,370
Capital One Multi-Asset Execution Trust	2.84	12/15/2024	325,000	331,590
CarMax Auto Owner Trust 2018-3	3.27	03/15/2024	200,000	205,296
Carmax Auto Owner Trust 2019-4	2.02	11/15/2024	100,000	100,226
Citibank Credit Card Issuance Trust	2.49	01/20/2023	550,000	553,788
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	244,830
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	252,471
Ford Credit Floorplan Master Owner Trust A	2.23	09/15/2024	65,000	65,159
Toyota Auto Receivables 2019-A Owner Trust	2.91	07/17/2023	100,000	101,481
World Omni Auto Receivables Trust 2019-A	3.04	05/15/2024	200,000	203,555

Total Asset-Backed Securities (Cost $2,603,986)				2,612,369

Common Stocks — 46.99%

Communication Services — 4.85%
Activision Blizzard Inc			12,357	734,253
Alphabet Inc - Class A *			4,859	6,508,096
Alphabet Inc - Class C *			4,983	6,662,371
AT&T Inc			120,169	4,696,205
CenturyLink Inc			15,642	206,631
Charter Communications Inc - Class A *			2,883	1,398,486
Comcast Corp - Class A			73,889	3,322,788
Discovery Inc - Class A *			3,073	100,610
Discovery Inc - Class C *			5,396	164,524
DISH Network Corp - Class A *			2,108	74,771
Electronic Arts Inc *			4,889	525,616
Facebook Inc - Class A *			38,963	7,997,156
Fox Corp - Class A			7,353	272,576
Fox Corp - Class B			154	5,606
Interpublic Group of Cos Inc/The			4,016	92,770
Live Nation Entertainment Inc *			1,621	115,853
Netflix Inc *			7,102	2,297,994
News Corp - Class A			7,587	107,280
News Corp - Class B			1,496	21,707
Omnicom Group Inc			3,801	307,957
Take-Two Interactive Software Inc *			1,815	222,210
T-Mobile US Inc *			5,120	401,510
Twitter Inc *			12,131	388,799
Verizon Communications Inc			67,646	4,153,464
ViacomCBS Inc - Class B			8,817	370,049
Walt Disney Co/The			29,131	4,213,217

				45,362,499

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Consumer Discretionary — 4.53%
Advance Auto Parts Inc	826	132,292
Amazon.com Inc *	6,784	12,535,747
Aptiv PLC	4,400	417,868
AutoZone Inc *	406	483,672
Best Buy Co Inc	3,776	331,533
Booking Holdings Inc *	731	1,501,277
BorgWarner Inc	2,434	105,587
Capri Holdings Ltd *	793	30,253
CarMax Inc *	2,139	187,526
Carnival Corp	6,627	336,850
Chipotle Mexican Grill Inc *	393	328,984
Darden Restaurants Inc	1,512	164,823
Dollar General Corp	4,234	660,419
Dollar Tree Inc *	3,557	334,536
DR Horton Inc	4,740	250,035
eBay Inc	13,741	496,188
Expedia Group Inc	2,190	236,827
Ford Motor Co	58,040	539,772
Gap Inc/The	1,652	29,207
Garmin Ltd	1,769	172,584
General Motors Co	19,012	695,839
Genuine Parts Co	2,343	248,897
H&R Block Inc	3,598	84,481
Hanesbrands Inc	4,191	62,236
Harley-Davidson Inc	3,089	114,880
Hasbro Inc	1,824	192,633
Hilton Worldwide Holdings Inc	4,724	523,939
Home Depot Inc/The	18,395	4,017,100
Kohl’s Corp	2,089	106,435
L Brands Inc	3,454	62,586
Las Vegas Sands Corp	5,176	357,351
Leggett & Platt Inc	1,921	97,644
Lennar Corp - Class A	2,860	159,559
LKQ Corp *	5,292	188,924
Lowe’s Cos Inc	13,011	1,558,197
Macy’s Inc	271	4,607
Marriott International Inc - Class A	4,970	752,607
McDonald’s Corp	12,528	2,475,658
MGM Resorts International	8,552	284,525
Mohawk Industries Inc *	843	114,968
Newell Brands Inc	6,537	125,641
NIKE Inc - Class B	20,701	2,097,218
Nordstrom Inc	1,390	56,893
Norwegian Cruise Line Holdings Ltd *	3,169	185,101

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Consumer Discretionary — 4.53%
NVR Inc *	50	190,421
O’Reilly Automotive Inc *	1,277	559,658
PulteGroup Inc	4,484	173,979
PVH Corp	970	101,996
Ralph Lauren Corp	804	94,245
Ross Stores Inc	6,307	734,261
Royal Caribbean Cruises Ltd	2,416	322,560
Starbucks Corp	20,325	1,786,974
Tapestry Inc	2,090	56,367
Target Corp	8,557	1,097,093
Tiffany & Co	1,629	217,716
TJX Cos Inc/The	20,693	1,263,515
Tractor Supply Co	1,548	144,645
Ulta Beauty Inc *	911	230,611
Under Armour Inc - Class A *	2,701	58,342
Under Armour Inc - Class C *	3,871	74,246
VF Corp	5,479	546,037
Whirlpool Corp	955	140,891
Wynn Resorts Ltd	1,509	209,555
Yum! Brands Inc	5,016	505,262

		42,352,273

Consumer Staples — 3.41%
Altria Group Inc	30,942	1,544,315
Archer-Daniels-Midland Co	9,541	442,225
Brown-Forman Corp - Class B	3,501	236,668
Campbell Soup Co	3,277	161,949
Church & Dwight Co Inc	3,977	279,742
Clorox Co/The	2,048	314,450
Coca-Cola Co/The	63,486	3,513,950
Colgate-Palmolive Co	14,696	1,011,673
Conagra Brands Inc	7,135	244,302
Constellation Brands Inc - Class A	2,900	550,275
Costco Wholesale Corp	7,022	2,063,906
Coty Inc - Class A	5,236	58,905
Estee Lauder Cos Inc/The - Class A	3,696	763,372
General Mills Inc	9,584	513,319
Hershey Co/The	2,571	377,886
Hormel Foods Corp	4,930	222,392
JM Smucker Co/The	1,679	174,834
Kellogg Co	4,570	316,061
Kimberly-Clark Corp	5,750	790,913
Kraft Heinz Co/The	8,524	273,876
Kroger Co/The	13,944	404,237
Lamb Weston Holdings Inc	2,411	207,418

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Consumer Staples — 3.41%
McCormick & Co Inc	2,068	351,002
Molson Coors Brewing Co - Class B	3,017	162,616
Mondelez International Inc - Class A	24,002	1,322,030
Monster Beverage Corp *	6,434	408,881
PepsiCo Inc	23,336	3,189,331
Philip Morris International Inc	25,491	2,169,029
Procter & Gamble Co/The	41,016	5,122,898
Sysco Corp	8,377	716,569
Tyson Foods Inc - Class A	4,665	424,702
Walgreens Boots Alliance Inc	13,118	773,437
Walmart Inc	23,485	2,790,957

		31,898,120

Energy — 2.04%
Apache Corp	6,869	175,778
Baker Hughes Co	9,397	240,845
Cabot Oil & Gas Corp	7,023	122,270
Chevron Corp	31,059	3,742,920
Cimarex Energy Co	1,834	96,267
Concho Resources Inc	3,289	288,018
ConocoPhillips	18,453	1,199,999
Devon Energy Corp	6,779	176,051
Diamondback Energy Inc	2,574	239,022
EOG Resources Inc	9,520	797,395
Exxon Mobil Corp	68,894	4,807,423
Halliburton Co	13,765	336,830
Helmerich & Payne Inc	1,317	59,831
Hess Corp	4,139	276,527
HollyFrontier Corp	2,526	128,093
Kinder Morgan Inc	30,514	645,981
Marathon Oil Corp	13,331	181,035
Marathon Petroleum Corp	10,904	656,966
National Oilwell Varco Inc	6,357	159,243
Noble Energy Inc	7,980	198,223
Occidental Petroleum Corp	13,347	550,030
ONEOK Inc	8,561	647,811
Phillips 66	7,179	799,812
Pioneer Natural Resources Co	2,783	421,263
Schlumberger Ltd	22,305	896,661
TechnipFMC PLC (United Kingdom)	6,670	143,005
Valero Energy Corp	6,768	633,823
Williams Cos Inc/The	19,467	461,757

		19,082,879

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Financials — 6.19%
Aflac Inc	13,161	696,217
Allstate Corp/The	5,766	648,387
American Express Co	11,479	1,429,021
American International Group Inc	14,484	743,464
Ameriprise Financial Inc	2,298	382,801
Aon PLC	3,979	828,786
Arthur J Gallagher & Co	3,047	290,166
Assurant Inc	1,042	136,585
Bank of America Corp	140,185	4,937,316
Bank of New York Mellon Corp/The [1]	10,606	533,800
Berkshire Hathaway Inc - Class B *	32,092	7,268,838
BlackRock Inc	1,823	916,422
Capital One Financial Corp	7,827	805,477
Cboe Global Markets Inc	1,542	185,040
Charles Schwab Corp/The	19,638	933,983
Chubb Ltd	7,657	1,191,889
Cincinnati Financial Corp	2,397	252,045
Citigroup Inc	38,018	3,037,258
Citizens Financial Group Inc	7,966	323,499
CME Group Inc	5,553	1,114,598
Comerica Inc	1,280	91,840
Discover Financial Services	5,474	464,305
E*TRADE Financial Corp	3,699	167,824
Everest Re Group Ltd	724	200,432
Fifth Third Bancorp	7,966	244,875
First Republic Bank/CA	2,813	330,387
Franklin Resources Inc	5,310	137,954
Globe Life Inc	1,993	209,763
Goldman Sachs Group Inc/The	5,665	1,302,553
Hartford Financial Services Group Inc/The	3,716	225,821
Huntington Bancshares Inc/OH	9,923	149,639
Intercontinental Exchange Inc	8,811	815,458
Invesco Ltd	5,721	102,864
JPmorgan Chase & Co	53,343	7,436,014
KeyCorp	13,874	280,810
Lincoln National Corp	3,645	215,091
Loews Corp	4,736	248,593
M&T Bank Corp	2,407	408,588
MarketAxess Holdings Inc	549	208,131
Marsh & McLennan Cos Inc	8,390	934,730
MetLife Inc	16,667	849,517
Moody’s Corp	2,751	653,115
Morgan Stanley	21,352	1,091,514
MSCI Inc	1,339	345,703

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Financials — 6.19%
Nasdaq Inc	2,026	216,985
Northern Trust Corp	3,680	390,963
People’s United Financial Inc	8,936	151,018
PNC Financial Services Group Inc/The	7,556	1,206,164
Principal Financial Group Inc	4,456	245,080
Progressive Corp/The	9,526	689,587
Prudential Financial Inc	6,915	648,212
Raymond James Financial Inc	2,029	181,514
Regions Financial Corp	14,772	253,488
S&P Global Inc	4,130	1,127,696
State Street Corp	5,929	468,984
SVB Financial Group *	543	136,315
Synchrony Financial	10,893	392,257
T Rowe Price Group Inc	4,082	497,351
Travelers Cos Inc/The	4,515	618,329
Truist Financial Corp	19,747	1,112,151
Unum Group	3,405	99,290
US Bancorp	25,103	1,488,357
Wells Fargo & Co	67,395	3,625,851
Willis Towers Watson PLC	1,907	385,100
WR Berkley Corp	2,053	141,862
Zions Bancorp NA	1,019	52,906

		57,900,573

Health Care — 6.63%
Abbott Laboratories	28,757	2,497,833
AbbVie Inc	23,837	2,110,528
ABIOMED Inc *	227	38,724
Agilent Technologies Inc	5,079	433,289
Alexion Pharmaceuticals Inc *	3,583	387,501
Align Technology Inc *	1,160	323,686
Allergan PLC	5,290	1,011,289
AmerisourceBergen Corp	2,637	224,198
Amgen Inc	10,041	2,420,584
Anthem Inc	4,150	1,253,424
Baxter International Inc	8,033	671,719
Becton Dickinson and Co	4,408	1,198,844
Biogen Inc *	3,172	941,228
Boston Scientific Corp *	22,458	1,015,551
Bristol-Myers Squibb Co	38,122	2,447,051
Cardinal Health Inc	5,188	262,409
Centene Corp *	6,622	416,325
Cerner Corp	5,005	367,317
Cigna Corp	6,214	1,270,701
Cooper Cos Inc/The	774	248,678

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 46.99%

Health Care — 6.63%
CVS Health Corp	21,116	1,568,708
Danaher Corp	10,252	1,573,477
DaVita Inc *	2,123	159,289
DENTSPLY SIRONA Inc	3,752	212,326
Edwards Lifesciences Corp *	3,331	777,089
Eli Lilly & Co	13,996	1,839,494
Gilead Sciences Inc	20,628	1,340,407
HCA Healthcare Inc	4,282	632,922
Henry Schein Inc *	2,057	137,243
Hologic Inc *	4,289	223,929
Humana Inc	2,205	808,177
IDEXX Laboratories Inc *	1,363	355,920
Illumina Inc *	2,380	789,541
Incyte Corp *	2,612	228,080
Intuitive Surgical Inc *	1,854	1,095,992
IQVIA Holdings Inc *	2,690	415,632
Johnson & Johnson	43,516	6,347,679
Laboratory Corp of America Holdings *	1,572	265,935
McKesson Corp	3,198	442,347
Medtronic PLC	21,891	2,483,534
Merck & Co Inc	42,126	3,831,360
Mettler-Toledo International Inc *	409	324,452
Mylan NV *	5,973	120,057
PerkinElmer Inc	1,071	103,994
Perrigo Co PLC	2,112	109,106
Pfizer Inc	90,123	3,531,019
Quest Diagnostics Inc	2,174	232,161
Regeneron Pharmaceuticals Inc *	1,256	471,603
ResMed Inc	2,288	354,571
STERIS PLC	1,105	168,424
Stryker Corp	5,215	1,094,837
Teleflex Inc	772	290,612
Thermo Fisher Scientific Inc	6,613	2,148,365
UnitedHealth Group Inc	15,654	4,601,963
Universal Health Services Inc - Class B	1,348	193,384
Varian Medical Systems Inc *	1,460	207,335
Vertex Pharmaceuticals Inc *	4,078	892,878
Waters Corp *	1,155	269,866
WellCare Health Plans Inc *	826	272,753
Zimmer Biomet Holdings Inc	3,341	500,081
Zoetis Inc	7,774	1,028,889

		61,986,310

Industrials — 4.23%
3M Co	9,420	1,661,876

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Industrials — 4.23%
Alaska Air Group Inc	2,101	142,343
Allegion PLC	1,305	162,525
American Airlines Group Inc	4,489	128,745
AMETEK Inc	3,474	346,497
AO Smith Corp	2,169	103,331
Arconic Inc	4,127	126,988
Boeing Co/The	8,573	2,792,740
Caterpillar Inc	9,453	1,396,019
CH Robinson Worldwide Inc	2,236	174,855
Cintas Corp	1,361	366,218
Copart Inc *	3,013	274,002
CSX Corp	12,631	913,979
Cummins Inc	2,443	437,199
Deere & Co	5,220	904,417
Delta Air Lines Inc	10,366	606,204
Dover Corp	2,014	232,134
Eaton Corp PLC	6,913	654,799
Emerson Electric Co	10,361	790,130
Equifax Inc	1,995	279,539
Expeditors International of Washington Inc	2,869	223,839
Fastenal Co	7,042	260,202
FedEx Corp	3,783	572,027
Flowserve Corp	1,861	92,622
Fortive Corp	4,702	359,186
Fortune Brands Home & Security Inc	2,157	140,938
General Dynamics Corp	4,521	797,278
General Electric Co	141,480	1,578,917
Honeywell International Inc	11,994	2,122,938
Huntington Ingalls Industries Inc	662	166,083
IDEX Corp	1,106	190,232
IHS Markit Ltd *	6,067	457,148
Illinois Tool Works Inc	5,060	908,928
Ingersoll-Rand PLC	3,746	497,918
Jacobs Engineering Group Inc	838	75,278
JB Hunt Transport Services Inc	808	94,358
Johnson Controls International PLC	15,230	620,013
Kansas City Southern	1,617	247,660
L3Harris Technologies Inc	3,555	703,428
Lockheed Martin Corp	4,024	1,566,865
Masco Corp	4,789	229,824
Nielsen Holdings PLC	4,458	90,497
Norfolk Southern Corp	4,366	847,572
Northrop Grumman Corp	2,790	959,676
Old Dominion Freight Line Inc	929	176,306

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Industrials — 4.23%
PACCAR Inc	6,065	479,742
Parker-Hannifin Corp	2,101	432,428
Pentair PLC	2,511	115,180
Quanta Services Inc	2,585	105,235
Raytheon Co	4,639	1,019,374
Republic Services Inc	4,522	405,307
Robert Half International Inc	1,941	122,574
Rockwell Automation Inc	2,024	410,204
Rollins Inc	1,551	51,431
Roper Technologies Inc	1,510	534,887
Snap-on Inc	653	110,618
Southwest Airlines Co	8,352	450,841
Stanley Black & Decker Inc	2,383	394,958
Textron Inc	3,184	142,006
TransDigm Group Inc	775	434,000
Union Pacific Corp	11,867	2,145,435
United Airlines Holdings Inc *	3,800	334,742
United Parcel Service Inc - Class B	11,528	1,349,468
United Rentals Inc *	1,245	207,629
United Technologies Corp	13,211	1,978,479
Verisk Analytics Inc	2,484	370,961
Waste Management Inc	7,074	806,153
Westinghouse Air Brake Technologies Corp	2,382	185,320
WW Grainger Inc	717	242,719
Xylem Inc/NY	2,912	229,436

		39,533,400

Information Technology — 10.95%
Accenture PLC - Class A	10,479	2,206,563
Adobe Inc *	7,956	2,623,968
Advanced Micro Devices Inc *	17,363	796,267
Akamai Technologies Inc *	2,462	212,668
Amphenol Corp - Class A	5,207	563,554
Analog Devices Inc	5,285	628,069
ANSYS Inc *	1,369	352,394
Apple Inc	70,953	20,835,348
Applied Materials Inc	15,590	951,614
Arista Networks Inc *	787	160,076
Autodesk Inc *	3,520	645,779
Automatic Data Processing Inc	7,191	1,226,066
Broadcom Inc	6,448	2,037,697
Broadridge Financial Solutions Inc	1,867	230,649
Cadence Design Systems Inc *	4,387	304,282
CDW Corp	2,025	289,251
Cisco Systems Inc	71,890	3,447,844

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $

Common Stocks — 46.99%

Information Technology — 10.95%
Citrix Systems Inc	2,124	235,552
Cognizant Technology Solutions Corp - Class A	9,388	582,244
Corning Inc	13,126	382,098
DXC Technology Co	2,266	85,179
F5 Networks Inc *	1,005	140,348
Fidelity National Information Services Inc	9,666	1,344,444
Fiserv Inc *	9,035	1,044,717
FleetCor Technologies Inc *	1,404	403,959
FLIR Systems Inc	2,258	117,574
Fortinet Inc *	2,373	253,341
Gartner Inc *	1,583	243,940
Global Payments Inc	4,541	829,005
Hewlett Packard Enterprise Co	22,998	364,748
HP Inc	25,487	523,758
Intel Corp	73,100	4,375,035
International Business Machines Corp	14,679	1,967,573
Intuit Inc	4,223	1,106,130
IPG Photonics Corp *	677	98,111
Jack Henry & Associates Inc	1,120	163,150
Juniper Networks Inc	6,274	154,529
Keysight Technologies Inc *	2,585	265,299
KLA Corp	2,572	458,253
Lam Research Corp	2,346	685,970
Leidos Holdings Inc	2,095	205,080
Mastercard Inc - Class A	14,741	4,401,515
Maxim Integrated Products Inc	4,372	268,922
Microchip Technology Inc	4,032	422,231
Micron Technology Inc *	17,953	965,512
Microsoft Corp	124,310	19,603,687
Motorola Solutions Inc	2,683	432,339
NetApp Inc	3,670	228,458
NortonLifeLock Inc	9,946	253,822
NVIDIA Corp	9,790	2,303,587
Oracle Corp	42,051	2,227,862
Paychex Inc	5,228	444,694
PayPal Holdings Inc *	19,026	2,058,042
Qorvo Inc *	1,784	207,354
QUALCOMM Inc	19,576	1,727,190
salesforce.com Inc *	14,057	2,286,230
Seagate Technology PLC	4,409	262,336
ServiceNow Inc *	3,055	862,488
Skyworks Solutions Inc	3,015	364,453
Synopsys Inc *	2,385	331,992
TE Connectivity Ltd	4,800	460,032

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 46.99%

Information Technology — 10.95%
Texas Instruments Inc	15,441	1,980,926
VeriSign Inc *	1,587	305,783
Visa Inc - Class A	28,594	5,372,813
Western Digital Corp	4,312	273,683
Western Union Co/The	8,365	224,015
Xerox Holdings Corp	1,674	61,720
Xilinx Inc	4,043	395,284
Zebra Technologies Corp - Class A *	713	182,129

		102,451,225

Materials — 1.26%
Air Products & Chemicals Inc	3,596	845,024
Albemarle Corp	1,675	122,342
Amcor PLC (United Kingdom)	28,462	308,528
Avery Dennison Corp	1,384	181,055
Ball Corp	5,148	332,921
Celanese Corp	2,168	266,924
CF Industries Holdings Inc	3,678	175,588
Corteva Inc	12,684	374,939
Dow Inc	12,252	670,552
DuPont de Nemours Inc	12,018	771,556
Eastman Chemical Co	2,033	161,136
Ecolab Inc	4,348	839,121
FMC Corp	1,745	174,186
Freeport-McMoRan Inc	22,406	293,967
International Flavors & Fragrances Inc	1,442	186,047
International Paper Co	6,958	320,416
Linde PLC (United Kingdom)	9,081	1,933,345
LyondellBasell Industries NV - Class A	5,109	482,698
Martin Marietta Materials Inc	1,015	283,835
Mosaic Co/The	4,828	104,478
Newmont Goldcorp Corp	14,801	643,103
Nucor Corp	4,926	277,235
Packaging Corp of America	1,664	186,351
PPG Industries Inc	3,983	531,691
Sealed Air Corp	2,182	86,909
Sherwin-Williams Co/The	1,355	790,697
Vulcan Materials Co	2,199	316,634
Westrock Co	3,780	162,200

		11,823,478

Real Estate — 1.47%
Alexandria Real Estate Equities Inc REIT	2,138	345,458
American Tower Corp REIT	7,483	1,719,743
Apartment Investment & Management Co - Class A REIT	3,224	166,520

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 46.99%

Real Estate — 1.47%
AvalonBay Communities Inc REIT	2,468	517,540
Boston Properties Inc REIT	2,823	389,179
CBRE Group Inc - Class A *	5,698	349,230
Crown Castle International Corp REIT	7,117	1,011,682
Digital Realty Trust Inc REIT	3,677	440,284
Duke Realty Corp REIT	7,181	248,965
Equinix Inc REIT	1,455	849,284
Equity Residential REIT	6,504	526,304
Essex Property Trust Inc REIT	1,235	371,562
Extra Space Storage Inc REIT	2,210	233,420
Federal Realty Investment Trust REIT	1,337	172,112
Healthpeak Properties Inc REIT	8,394	289,341
Host Hotels & Resorts Inc REIT	9,476	175,780
Iron Mountain Inc REIT	4,712	150,171
Kimco Realty Corp REIT	7,784	161,207
Mid-America Apartment Communities Inc REIT	2,110	278,225
Prologis Inc REIT	10,817	964,227
Public Storage REIT	2,716	578,399
Realty Income Corp REIT	5,655	416,378
Regency Centers Corp REIT	3,413	215,326
SBA Communications Corp REIT	1,912	460,773
Simon Property Group Inc REIT	5,367	799,468
SL Green Realty Corp REIT	1,747	160,514
UDR Inc REIT	5,067	236,629
Ventas Inc REIT	6,057	349,731
Vornado Realty Trust REIT	3,086	205,219
Welltower Inc REIT	6,897	564,037
Weyerhaeuser Co REIT	13,016	393,083

		13,739,791

Utilities — 1.43%
AES Corp	33,720	671,028
Alliant Energy Corp	21,411	1,171,610
American Water Works Co Inc	7,154	878,869
Atmos Energy Corp	5,570	623,060
CenterPoint Energy Inc	21,832	595,359
CMS Energy Corp	17,490	1,099,072
Consolidated Edison Inc	14,694	1,329,366
Eversource Energy	16,821	1,430,962
FirstEnergy Corp	13,380	650,268
NiSource Inc	24,183	673,255
PPL Corp	40,740	1,461,751
Sempra Energy	9,084	1,376,044

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Common Stocks — 46.99%

Utilities — 1.43%
WEC Energy Group Inc			15,382	1,418,682

				13,379,326

Total Common Stocks (Cost $392,676,849)				439,509,874

Corporate Bonds and Notes — 14.32%

Agencies — 0.03%
Private Export Funding Corp	2.80	05/15/2022	284,000	290,717

Basic Industry — 0.41%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	105,289
ArcelorMittal (Luxembourg)	3.60	07/16/2024	100,000	102,545
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	12,335
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	31,833
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	181,860
Dow Chemical Co/The	3.00	11/15/2022	150,000	153,390
Dow Chemical Co/The	5.25	11/15/2041	30,000	34,972
DowDuPont Inc	5.32	11/15/2038	235,000	280,513
DowDuPont Inc	5.42	11/15/2048	40,000	49,355
Eastman Chemical Co	3.80	03/15/2025	150,000	158,247
Ecolab Inc	2.38	08/10/2022	150,000	151,537
Fmc Corp	4.50	10/01/2049	100,000	109,119
Georgia-Pacific LLC	8.88	05/15/2031	75,000	116,573
International Paper Co	3.65	06/15/2024	200,000	210,033
International Paper Co	4.80	06/15/2044	100,000	109,904
LyondellBasell Industries NV	4.63	02/26/2055	140,000	147,317
Methanex Corp (Canada)	4.25	12/01/2024	100,000	103,129
Methanex Corp (Canada)	5.25	12/15/2029	100,000	103,337
Mosaic Co/The	4.25	11/15/2023	30,000	32,005
Mosaic Co/The	4.88	11/15/2041	95,000	99,577
Newmont Goldcorp Corp	2.80	10/01/2029	100,000	99,076
Newmont Goldcorp Corp	6.25	10/01/2039	100,000	132,442
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	159,744
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	112,689
Praxair Inc	3.00	09/01/2021	75,000	76,529
Praxair Inc	3.20	01/30/2026	92,000	96,982
Rio Tinto Alcan Inc (Canada)	6.13	12/15/2033	67,000	91,012
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	201,047
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	276,059
Southern Copper Corp (Peru)	6.75	04/16/2040	100,000	133,543
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	130,000

				3,801,993

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.32%

Capital Goods — 0.70%
3M Co	2.25	09/19/2026	242,000	242,334
3M Co	2.88	10/15/2027	300,000	312,912
Boeing Co/The	5.88	02/15/2040	75,000	99,593
Boeing Co/The	3.90	05/01/2049	100,000	108,564
Caterpillar Inc	5.30	09/15/2035	67,000	83,610
Caterpillar Inc	4.30	05/15/2044	100,000	118,197
Caterpillar Inc	3.25	09/19/2049	200,000	200,826
Deere & Co	2.60	06/08/2022	200,000	203,763
Deere & Co	3.90	06/09/2042	73,000	82,152
Eaton Corp	3.10	09/15/2027	100,000	103,929
Fortive Corp	3.15	06/15/2026	35,000	35,818
Fortive Corp	4.30	06/15/2046	100,000	103,545
General Dynamics Corp	2.25	11/15/2022	159,000	160,707
General Electric Co	2.70	10/09/2022	235,000	238,250
General Electric Co	6.75	03/15/2032	142,000	182,429
General Electric Co	5.88	01/14/2038	121,000	147,083
Hubbell Inc	3.35	03/01/2026	142,000	145,123
Illinois Tool Works Inc	2.65	11/15/2026	142,000	145,831
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	160,000	170,308
John Deere Capital Corp	2.95	04/01/2022	100,000	102,394
John Deere Capital Corp	2.80	03/06/2023	200,000	205,244
Johnson Controls International PLC	5.13	09/14/2045	19,000	22,199
L3Harris Technologies Inc	4.40	06/15/2028	150,000	167,236
Lockheed Martin Corp	3.35	09/15/2021	100,000	102,505
Lockheed Martin Corp	4.09	09/15/2052	150,000	176,009
Masco Corp	5.95	03/15/2022	100,000	107,424
Northrop Grumman Corp	2.93	01/15/2025	150,000	154,680
Northrop Grumman Corp	3.25	01/15/2028	300,000	313,101
Northrop Grumman Corp	4.03	10/15/2047	100,000	111,709
Owens Corning	4.20	12/01/2024	100,000	105,528
Parker-Hannifin Corp	4.00	06/14/2049	20,000	21,632
Republic Services Inc	3.55	06/01/2022	200,000	206,630
Rockwell Collins Inc	4.80	12/15/2043	25,000	30,052
Rockwell Collins Inc	4.35	04/15/2047	70,000	82,442
Roper Technologies Inc	4.20	09/15/2028	200,000	219,200
Snap-on Inc	3.25	03/01/2027	100,000	104,059
United Technologies Corp	2.30	05/04/2022	200,000	201,676
United Technologies Corp	3.65	08/16/2023	150,000	158,161
United Technologies Corp	3.13	05/04/2027	30,000	31,482
United Technologies Corp	4.50	06/01/2042	100,000	119,892
United Technologies Corp	4.05	05/04/2047	100,000	114,715
United Technologies Corp	4.63	11/16/2048	35,000	43,861
Waste Connections Inc	3.50	05/01/2029	100,000	105,956
Waste Management Inc	3.15	11/15/2027	100,000	104,352

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Capital Goods — 0.70%
Waste Management Inc	4.15	07/15/2049	100,000	114,424
Westinghouse Air Brake Technologies Corp	4.95	09/15/2028	300,000	330,018
WW Grainger Inc	3.75	05/15/2046	97,000	100,040

				6,541,595

Communications — 1.19%
Activision Blizzard Inc	3.40	06/15/2027	100,000	104,384
America Movil SAB de CV (Mexico)	3.63	04/22/2029	200,000	210,544
America Movil SAB de CV (Mexico)	6.13	03/30/2040	100,000	133,988
America Movil SAB de CV (Mexico)	4.38	04/22/2049	200,000	229,672
American Tower Corp	3.00	06/15/2023	100,000	102,212
American Tower Corp	3.80	08/15/2029	40,000	42,765
AT&T Inc	3.88	08/15/2021	36,000	37,093
AT&T Inc	3.00	06/30/2022	100,000	102,155
AT&T Inc	3.80	03/01/2024	100,000	106,136
AT&T Inc	4.45	04/01/2024	240,000	260,174
AT&T Inc	3.40	05/15/2025	340,000	356,073
AT&T Inc	2.95	07/15/2026	20,000	20,390
AT&T Inc	3.80	02/15/2027	520,000	554,337
AT&T Inc	4.25	03/01/2027	270,000	296,563
AT&T Inc	4.35	03/01/2029	60,000	66,751
AT&T Inc	4.85	03/01/2039	40,000	46,137
AT&T Inc	5.35	09/01/2040	125,000	150,871
AT&T Inc	4.85	07/15/2045	150,000	171,324
AT&T Inc	4.75	05/15/2046	180,000	203,714
AT&T Inc	4.55	03/09/2049	153,000	169,909
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	330,353
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	336,572
Comcast Corp	2.75	03/01/2023	145,000	148,142
Comcast Corp	3.70	04/15/2024	110,000	117,325
Comcast Corp	3.15	03/01/2026	100,000	104,840
Comcast Corp	3.55	05/01/2028	20,000	21,526
Comcast Corp	3.20	07/15/2036	250,000	255,953
Comcast Corp	6.45	03/15/2037	108,000	152,869
Comcast Corp	3.90	03/01/2038	25,000	27,700
Comcast Corp	4.60	10/15/2038	100,000	119,227
Comcast Corp	4.60	08/15/2045	85,000	102,197
Comcast Corp	4.00	03/01/2048	185,000	205,380
Comcast Corp	4.70	10/15/2048	135,000	166,693
Crown Castle International Corp	4.88	04/15/2022	35,000	37,076
Crown Castle International Corp	4.45	02/15/2026	150,000	164,337

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Communications — 1.19%
Deutsche Telekom International Finance BV (Germany)	8.75	06/15/2030	100,000	147,320
Discovery Communications LLC	2.95	03/20/2023	120,000	122,304
Discovery Communications LLC	4.13	05/15/2029	50,000	54,043
Discovery Communications LLC	4.88	04/01/2043	100,000	109,420
Discovery Communications LLC	5.20	09/20/2047	120,000	139,884
Discovery Communications LLC	5.30	05/15/2049	50,000	59,272
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	174,967
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	154,178
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	168,870
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	122,736
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	16,713
Rogers Communications Inc (Canada)	4.35	05/01/2049	200,000	223,918
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	320,465
Time Warner Cable LLC	7.30	07/01/2038	150,000	195,673
TWDC Enterprises 18 Corp	2.35	12/01/2022	150,000	152,238
TWDC Enterprises 18 Corp	2.95	06/15/2027	100,000	105,512
TWDC Enterprises 18 Corp	4.13	06/01/2044	125,000	147,591
Verizon Communications Inc	2.95	03/15/2022	150,000	153,434
Verizon Communications Inc	3.13	03/16/2022	100,000	102,639
Verizon Communications Inc	5.15	09/15/2023	100,000	111,191
Verizon Communications Inc	4.13	03/16/2027	290,000	321,969
Verizon Communications Inc	4.02	12/03/2029	85,000	94,753
Verizon Communications Inc	4.50	08/10/2033	160,000	186,770
Verizon Communications Inc	5.25	03/16/2037	150,000	188,389
Verizon Communications Inc	4.81	03/15/2039	130,000	156,931
Verizon Communications Inc	4.86	08/21/2046	76,000	94,346
Verizon Communications Inc	5.01	04/15/2049	110,000	141,033
ViacomCBS Inc	4.30	02/15/2021	125,000	127,610
ViacomCBS Inc	2.50	02/15/2023	100,000	100,634
ViacomCBS Inc	4.00	01/15/2026	15,000	16,073
ViacomCBS Inc	3.38	02/15/2028	150,000	153,743
ViacomCBS Inc	6.88	04/30/2036	200,000	267,808
ViacomCBS Inc	4.60	01/15/2045	100,000	110,878
Vodafone Group PLC (United Kingdom)	3.75	01/16/2024	150,000	158,671
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	83,157
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	69,484
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	72,073
Vodafone Group PLC (United Kingdom)	4.25	09/17/2050	30,000	31,314
Vodafone Group PLC (United Kingdom)	5.13	06/19/2059	50,000	58,785
Walt Disney Co/The	1.75	08/30/2024	65,000	64,507
Walt Disney Co/The	2.00	09/01/2029	125,000	121,312
Walt Disney Co/The	2.75	09/01/2049	100,000	94,402

				11,152,392

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Cyclical — 0.86%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	300,209
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	214,085
Amazon.com Inc	5.20	12/03/2025	200,000	233,282
Amazon.com Inc	3.88	08/22/2037	215,000	244,366
American Honda Finance Corp	2.65	02/12/2021	15,000	15,138
American Honda Finance Corp	1.70	09/09/2021	100,000	99,842
American Honda Finance Corp	3.45	07/14/2023	50,000	52,346
Automatic Data Processing Inc	3.38	09/15/2025	150,000	159,938
Costco Wholesale Corp	3.00	05/18/2027	30,000	31,649
Cummins Inc	4.88	10/01/2043	10,000	12,337
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	148,840
Darden Restaurants Inc	4.55	02/15/2048	5,000	5,074
Dollar Tree Inc	4.20	05/15/2028	30,000	32,182
eBay Inc	3.80	03/09/2022	10,000	10,338
eBay Inc	3.60	06/05/2027	10,000	10,488
Ford Motor Co	4.35	12/08/2026	80,000	82,666
Ford Motor Co	7.40	11/01/2046	75,000	85,666
Ford Motor Co	5.29	12/08/2046	240,000	228,694
Ford Motor Credit Co LLC	2.98	08/03/2022	200,000	200,310
General Motors Co	5.15	04/01/2038	150,000	153,448
General Motors Co	5.20	04/01/2045	10,000	10,100
General Motors Co	6.75	04/01/2046	155,000	181,835
General Motors Financial Co Inc	3.20	07/06/2021	490,000	496,766
General Motors Financial Co Inc	3.55	07/08/2022	100,000	102,943
General Motors Financial Co Inc	4.30	07/13/2025	25,000	26,724
General Motors Financial Co Inc	4.35	01/17/2027	250,000	262,820
Home Depot Inc/The	3.00	04/01/2026	150,000	157,005
Home Depot Inc/The	4.88	02/15/2044	200,000	254,573
Home Depot Inc/The	3.50	09/15/2056	24,000	24,996
IHS Markit Ltd	3.63	05/01/2024	74,000	76,890
Lowe’s Cos Inc	3.65	04/05/2029	100,000	106,952
Lowe’s Cos Inc	3.70	04/15/2046	150,000	153,017
Lowe’s Cos Inc	4.55	04/05/2049	100,000	118,068
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	119,630
Marriott International Inc	3.25	09/15/2022	100,000	102,808
Marriott International Inc	4.15	12/01/2023	75,000	80,492
Marriott International Inc	3.13	06/15/2026	15,000	15,554
Marriott International Inc	4.65	12/01/2028	75,000	84,439
Mastercard Inc	3.38	04/01/2024	100,000	106,121
McDonald’s Corp	3.63	05/20/2021	100,000	102,532
McDonald’s Corp	4.70	12/09/2035	25,000	29,651
McDonald’s Corp	3.63	09/01/2049	20,000	20,344
NIKE Inc	2.25	05/01/2023	73,000	74,198

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Cyclical — 0.86%
NIKE Inc	3.88	11/01/2045	71,000	80,706
PACCAR Financial Corp	2.30	08/10/2022	150,000	151,523
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	126,911
Starbucks Corp	2.70	06/15/2022	142,000	144,528
Starbucks Corp	2.45	06/15/2026	92,000	93,325
Starbucks Corp	4.00	11/15/2028	100,000	111,491
Starbucks Corp	3.55	08/15/2029	100,000	108,484
Starbucks Corp	4.45	08/15/2049	100,000	115,999
Target Corp	4.00	07/01/2042	140,000	160,150
Toyota Motor Credit Corp	1.90	04/08/2021	155,000	155,214
Toyota Motor Credit Corp	3.30	01/12/2022	242,000	248,920
Toyota Motor Credit Corp	2.00	10/07/2024	80,000	80,011
Visa Inc	2.80	12/14/2022	135,000	138,924
Visa Inc	4.30	12/14/2045	146,000	179,479
Visa Inc	3.65	09/15/2047	20,000	22,408
Walgreen Co	3.10	09/15/2022	70,000	71,463
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	91,570
Walmart Inc	3.40	06/26/2023	85,000	89,377
Walmart Inc	3.30	04/22/2024	242,000	254,522
Walmart Inc	2.85	07/08/2024	50,000	51,877
Walmart Inc	3.70	06/26/2028	215,000	236,885
Walmart Inc	3.25	07/08/2029	100,000	107,332
Walmart Inc	3.95	06/28/2038	30,000	34,753
Walmart Inc	4.05	06/29/2048	160,000	189,655

				8,074,863

Consumer, Non-cyclical — 2.16%
Abbott Laboratories	2.55	03/15/2022	81,000	82,329
Abbott Laboratories	2.95	03/15/2025	228,000	237,332
Abbott Laboratories	3.75	11/30/2026	161,000	175,917
AbbVie Inc	3.20	05/14/2026	270,000	279,799
AbbVie Inc	4.25	11/14/2028	240,000	265,461
AbbVie Inc	4.50	05/14/2035	200,000	225,570
AbbVie Inc	4.70	05/14/2045	140,000	156,446
AbbVie Inc	4.45	05/14/2046	130,000	139,241
AbbVie Inc	4.88	11/14/2048	30,000	34,660
Altria Group Inc	3.80	02/14/2024	50,000	52,653
Altria Group Inc	4.40	02/14/2026	50,000	54,357
Altria Group Inc	4.80	02/14/2029	65,000	72,453
Altria Group Inc	5.80	02/14/2039	40,000	47,061
Altria Group Inc	5.38	01/31/2044	135,000	152,539
Altria Group Inc	6.20	02/14/2059	55,000	65,537
AmerisourceBergen Corp	3.45	12/15/2027	150,000	156,778
Amgen Inc	3.63	05/15/2022	25,000	25,836
Amgen Inc	3.20	11/02/2027	100,000	105,392

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Non-cyclical — 2.16%
Amgen Inc	4.40	05/01/2045	140,000	156,877
Amgen Inc	4.66	06/15/2051	100,000	117,823
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	3.65	02/01/2026	100,000	106,656
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	4.90	02/01/2046	100,000	118,612
Anheuser-Busch InBev Finance Inc (Belgium)	3.30	02/01/2023	180,000	186,489
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.00	04/13/2028	150,000	165,083
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	01/23/2029	105,000	121,713
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.45	01/23/2039	45,000	56,629
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.75	07/15/2042	200,000	206,803
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	04/15/2048	100,000	114,440
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	04/15/2058	300,000	350,878
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.80	01/23/2059	110,000	150,231
Archer-Daniels-Midland Co	2.50	08/11/2026	150,000	152,211
Ascension Health	3.11	11/15/2039	100,000	98,237
Ascension Health	3.95	11/15/2046	15,000	16,659
Ascension Health	4.85	11/15/2053	44,000	56,165
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	190,414
BAT Capital Corp (United Kingdom)	4.39	08/15/2037	100,000	101,266
Baxalta Inc	4.00	06/23/2025	260,000	280,180
Becton Dickinson and Co	3.13	11/08/2021	90,000	91,749
Becton Dickinson and Co	3.73	12/15/2024	250,000	265,044
Becton Dickinson and Co	4.67	06/06/2047	120,000	143,064
Biogen Inc	4.05	09/15/2025	250,000	271,960
Boston Scientific Corp	3.85	05/15/2025	16,000	17,191
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	210,374
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	53,444
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	199,852
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	304,296
Campbell Soup Co	2.50	08/02/2022	100,000	101,223
Campbell Soup Co	4.15	03/15/2028	30,000	32,571
Cardinal Health Inc	3.08	06/15/2024	130,000	133,772
Cardinal Health Inc	3.41	06/15/2027	120,000	122,747
Church & Dwight Co Inc	3.15	08/01/2027	125,000	129,185

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Non-cyclical — 2.16%
Cigna Corp	3.75	07/15/2023	300,000	314,639
Cigna Corp	4.80	08/15/2038	300,000	349,926
Coca-Cola Co/The	2.50	04/01/2023	50,000	51,127
Coca-Cola Co/The	2.88	10/27/2025	100,000	104,276
Conagra Brands Inc	3.80	10/22/2021	150,000	154,794
Conagra Brands Inc	5.30	11/01/2038	20,000	23,752
Conagra Brands Inc	5.40	11/01/2048	20,000	24,428
Constellation Brands Inc	2.70	05/09/2022	150,000	151,891
CVS Health Corp	2.13	06/01/2021	130,000	130,225
CVS Health Corp	2.75	12/01/2022	250,000	254,061
CVS Health Corp	3.88	07/20/2025	150,000	159,766
CVS Health Corp	2.88	06/01/2026	140,000	142,053
CVS Health Corp	4.30	03/25/2028	210,000	229,413
CVS Health Corp	3.25	08/15/2029	40,000	40,654
CVS Health Corp	4.78	03/25/2038	100,000	113,687
CVS Health Corp	5.13	07/20/2045	160,000	189,810
CVS Health Corp	5.05	03/25/2048	160,000	189,604
Diageo Capital PLC (United Kingdom)	2.13	10/24/2024	200,000	200,047
Diageo Capital PLC (United Kingdom)	2.38	10/24/2029	300,000	296,002
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	55,234
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	102,021
Eli Lilly & Co	2.75	06/01/2025	32,000	33,005
Eli Lilly & Co	3.10	05/15/2027	200,000	209,675
Eli Lilly & Co	3.95	03/15/2049	150,000	173,757
Estee Lauder Cos Inc/The	2.00	12/01/2024	20,000	20,054
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	15,140
Estee Lauder Cos Inc/The	3.13	12/01/2049	100,000	100,072
General Mills Inc	3.15	12/15/2021	200,000	204,485
General Mills Inc	3.20	02/10/2027	100,000	105,380
Gilead Sciences Inc	3.25	09/01/2022	100,000	103,367
Gilead Sciences Inc	2.95	03/01/2027	50,000	51,947
Gilead Sciences Inc	4.75	03/01/2046	136,000	163,545
Gilead Sciences Inc	4.15	03/01/2047	24,000	26,737
GlaxoSmithKline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	46,934
GlaxoSmithKline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	154,643
GlaxoSmithKline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	143,595
GlaxoSmithKline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	247,333
GlaxoSmithKline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	204,365
GlaxoSmithKline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	208,601

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Non-cyclical — 2.16%
HCA Inc	5.00	03/15/2024	200,000	218,633
HCA Inc	4.50	02/15/2027	200,000	215,698
HCA Inc	4.13	06/15/2029	40,000	42,443
HCA Inc	5.13	06/15/2039	20,000	22,044
HCA Inc	5.25	06/15/2049	40,000	44,717
Johnson & Johnson	1.65	03/01/2021	150,000	149,942
Johnson & Johnson	3.63	03/03/2037	30,000	33,140
Johnson & Johnson	4.50	12/05/2043	200,000	247,909
Johnson & Johnson	3.70	03/01/2046	27,000	30,520
Kaiser Foundation Hospitals	3.50	04/01/2022	300,000	310,056
Keurig Dr Pepper Inc	4.06	05/25/2023	150,000	158,205
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	107,787
Kimberly-Clark Corp	3.90	05/04/2047	5,000	5,609
Kraft Heinz Foods Co	4.63	01/30/2029	150,000	165,030
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	67,470
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	147,865
Kroger Co/The	5.40	07/15/2040	100,000	116,383
Kroger Co/The	4.45	02/01/2047	120,000	127,469
McCormick & Co Inc	2.70	08/15/2022	240,000	243,820
McKesson Corp	3.95	02/16/2028	10,000	10,669
Medtronic Inc	3.50	03/15/2025	392,000	420,219
Medtronic Inc	4.63	03/15/2045	82,000	103,283
Merck & Co Inc	2.40	09/15/2022	218,000	221,400
Merck & Co Inc	3.40	03/07/2029	100,000	108,339
Merck & Co Inc	3.90	03/07/2039	50,000	57,201
Merck & Co Inc	3.70	02/10/2045	53,000	58,633
Merck & Co Inc	4.00	03/07/2049	50,000	58,645
Molson Coors Brewing Co	3.00	07/15/2026	100,000	101,245
Molson Coors Brewing Co	4.20	07/15/2046	100,000	99,815
Mylan NV	3.95	06/15/2026	100,000	104,252
Mylan NV	5.25	06/15/2046	135,000	151,843
New York and Presbyterian Hospital/The	4.02	08/01/2045	78,000	87,105
New York and Presbyterian Hospital/The	3.95	08/01/2119	50,000	50,470
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	105,128
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	121,897
Partners Healthcare System Inc	4.12	07/01/2055	164,000	183,613
PepsiCo Inc	2.25	05/02/2022	200,000	202,137
PepsiCo Inc	4.45	04/14/2046	100,000	122,854
PepsiCo Inc	3.45	10/06/2046	121,000	128,453
Pfizer Inc	7.20	03/15/2039	170,000	267,431
Pfizer Inc	4.20	09/15/2048	50,000	58,671
Pfizer Inc	4.00	03/15/2049	50,000	57,559
Philip Morris International Inc	3.38	08/11/2025	50,000	52,596
Philip Morris International Inc	3.13	03/02/2028	100,000	102,987

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Consumer, Non-cyclical — 2.16%
Philip Morris International Inc	3.88	08/21/2042	50,000	52,087
Philip Morris International Inc	4.25	11/10/2044	100,000	110,572
Procter & Gamble Co/The	1.70	11/03/2021	100,000	100,343
Procter & Gamble Co/The	2.45	11/03/2026	100,000	102,990
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	10,646
Reynolds American Inc (United Kingdom)	4.45	06/12/2025	100,000	107,689
Reynolds American Inc (United Kingdom)	6.15	09/15/2043	100,000	117,492
Stryker Corp	3.65	03/07/2028	100,000	107,630
Sysco Corp	2.60	06/12/2022	100,000	101,391
Sysco Corp	4.50	04/01/2046	100,000	114,297
Thermo Fisher Scientific Inc	4.15	02/01/2024	100,000	107,164
Tyson Foods Inc	4.55	06/02/2047	100,000	114,493
Unilever Capital Corp (United Kingdom)	4.25	02/10/2021	142,000	145,809
Unilever Capital Corp (United Kingdom)	5.90	11/15/2032	142,000	193,512
Wyeth LLC	6.45	02/01/2024	364,000	426,694
Zoetis Inc	4.70	02/01/2043	150,000	178,878

				20,226,116

Energy — 1.23%
Apache Corp	3.25	04/15/2022	13,000	13,247
Apache Corp	5.10	09/01/2040	100,000	101,814
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	35,703
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	26,098
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	25,638
BP Capital Markets America Inc	2.75	05/10/2023	200,000	204,623
BP Capital Markets America Inc	3.12	05/04/2026	200,000	208,998
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	36,830
Burlington Resources Finance Co	7.20	08/15/2031	94,000	133,509
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	102,015
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	298,218
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	127,898
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	98,062
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	105,947
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	40,679
Cheniere Corpus Christi Holdings LLC	5.88	03/31/2025	75,000	84,334
Chevron Corp	2.10	05/16/2021	114,000	114,720
Chevron Corp	2.95	05/16/2026	200,000	209,053
Cimarex Energy Co	3.90	05/15/2027	100,000	103,743
Concho Resources Inc	4.88	10/01/2047	100,000	116,832
Conocophillips	6.50	02/01/2039	122,000	177,798
Continental Resources Inc	4.50	04/15/2023	100,000	104,484

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Energy — 1.23%
Devon Energy Corp	4.75	05/15/2042	25,000	28,048
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	207,399
Enable Midstream Partners LP	5.00	05/15/2044	135,000	123,921
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	77,109
Energy Transfer Operating LP	3.60	02/01/2023	15,000	15,365
Energy Transfer Operating LP	4.05	03/15/2025	200,000	210,276
Energy Transfer Operating LP	4.75	01/15/2026	270,000	292,399
Energy Transfer Operating LP	6.25	04/15/2049	35,000	42,238
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	106,142
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	15,143
Enterprise Products Operating LLC	3.13	07/31/2029	300,000	308,701
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	234,580
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	16,116
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	86,634
Exxon Mobil Corp	2.22	03/01/2021	142,000	142,838
Exxon Mobil Corp	2.40	03/06/2022	112,000	113,221
Exxon Mobil Corp	2.28	08/16/2026	50,000	50,337
Exxon Mobil Corp	4.11	03/01/2046	142,000	166,716
Exxon Mobil Corp	3.10	08/16/2049	30,000	29,953
Halliburton Co	3.25	11/15/2021	453,000	462,269
Halliburton Co	6.70	09/15/2038	53,000	70,215
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	97,698
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	285,245
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	93,552
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	141,811
Kinder Morgan Inc	3.15	01/15/2023	70,000	71,590
MPLX LP	3.38	03/15/2023	90,000	92,430
MPLX LP	4.00	03/15/2028	65,000	67,325
MPLX LP	4.50	04/15/2038	135,000	137,372
MPLX LP	4.70	04/15/2048	30,000	30,568
MPLX LP	5.50	02/15/2049	30,000	34,083
MPLX LP	4.90	04/15/2058	25,000	25,495
Noble Energy Inc	4.95	08/15/2047	100,000	111,149
Occidental Petroleum Corp	4.85	03/15/2021	16,000	16,481
Occidental Petroleum Corp	2.90	08/15/2024	95,000	96,552
Occidental Petroleum Corp	3.40	04/15/2026	100,000	102,473
Occidental Petroleum Corp	6.45	09/15/2036	50,000	61,421
Occidental Petroleum Corp	6.20	03/15/2040	115,000	138,196
Occidental Petroleum Corp	4.10	02/15/2047	92,000	89,457
ONEOK Inc	4.00	07/13/2027	200,000	213,014
ONEOK Partners LP	5.00	09/15/2023	100,000	108,504
Phillips 66	3.90	03/15/2028	100,000	109,095
Phillips 66	4.88	11/15/2044	50,000	60,322

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Energy — 1.23%
Plains All American Pipeline LP / PAA Finance Corp	4.50	12/15/2026	20,000	21,314
Plains All American Pipeline LP / PAA Finance Corp	5.15	06/01/2042	200,000	201,803
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	891,787
Schlumberger Investment SA	3.65	12/01/2023	192,000	203,177
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	105,997
Shell International Finance BV (Netherlands)	5.50	03/25/2040	150,000	202,605
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	159,461
Suncor Energy Inc (Canada)	6.80	05/15/2038	105,000	149,590
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	153,128
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	21,831
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	157,754
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	16,132
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	271,820
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	51,290
Total Capital International SA (France)	2.75	06/19/2021	150,000	152,025
Total Capital International SA (France)	2.83	01/10/2030	70,000	71,958
Total Capital International SA (France)	3.46	07/12/2049	100,000	105,216
TransCanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	111,965
TransCanada Pipelines Ltd (Canada)	6.20	10/15/2037	168,000	219,227
TransCanada Pipelines Ltd (Canada)	4.88	05/15/2048	120,000	141,947
Valero Energy Corp	4.00	04/01/2029	150,000	161,830
Western Midstream Operating LP	4.50	03/01/2028	150,000	148,093
Williams Cos Inc/The	3.35	08/15/2022	15,000	15,369
Williams Cos Inc/The	4.00	09/15/2025	15,000	15,916
Williams Cos Inc/The	7.50	01/15/2031	80,000	104,410
Williams Cos Inc/The	8.75	03/15/2032	70,000	100,690
Williams Cos Inc/The	5.10	09/15/2045	100,000	111,512

				11,521,543

Finance — 4.16%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	940,252
Aetna Inc	3.88	08/15/2047	200,000	203,444
Aflac Inc	3.63	11/15/2024	167,000	178,567
Air Lease Corp	2.50	03/01/2021	100,000	100,461
Alexandria Real Estate Equities Inc	4.00	01/15/2024	150,000	159,827
Alexandria Real Estate Equities Inc	2.75	12/15/2029	50,000	49,412
Alleghany Corp	4.95	06/27/2022	100,000	106,446
American Express Co	2.75	05/20/2022	100,000	101,833
American Express Co	3.00	10/30/2024	400,000	413,569

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
American Homes 4 Rent LP	4.25	02/15/2028	10,000	10,653
American International Group Inc	4.13	02/15/2024	390,000	418,824
American International Group Inc	4.20	04/01/2028	30,000	33,024
American International Group Inc	4.80	07/10/2045	100,000	120,018
American International Group Inc	4.75	04/01/2048	20,000	24,116
American International Group Inc (3 Months LIBOR + 2.868%) [2]	5.75	04/01/2048	100,000	109,946
Ameriprise Financial Inc	4.00	10/15/2023	146,000	156,497
Anthem Inc	3.50	08/15/2024	25,000	26,212
Anthem Inc	4.10	03/01/2028	125,000	135,825
Anthem Inc	4.63	05/15/2042	130,000	146,698
Anthem Inc	4.38	12/01/2047	30,000	33,124
Aon PLC	4.60	06/14/2044	125,000	144,897
AvalonBay Communities Inc	3.30	06/01/2029	50,000	52,892
AvalonBay Communities Inc	3.90	10/15/2046	142,000	155,848
AvalonBay Communities Inc	4.15	07/01/2047	50,000	57,016
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	208,645
BancorpSouth Bank (3 Months LIBOR + 2.470%) [2]	4.13	11/20/2029	200,000	203,993
Bank of America Corp	5.00	05/13/2021	315,000	328,422
Bank of America Corp	2.50	10/21/2022	280,000	282,725
Bank of America Corp	4.00	04/01/2024	280,000	299,903
Bank of America Corp	4.20	08/26/2024	150,000	161,072
Bank of America Corp	3.95	04/21/2025	150,000	160,194
Bank of America Corp	3.25	10/21/2027	150,000	156,369
Bank of America Corp	6.11	01/29/2037	230,000	310,898
Bank of America Corp (3 Months LIBOR + 0.790%) [2]	3.00	12/20/2023	630,000	644,707
Bank of America Corp (3 Months LIBOR + 0.940%) [2]	3.86	07/23/2024	50,000	52,619
Bank of America Corp (3 Months LIBOR + 0.970%) [2]	3.46	03/15/2025	100,000	104,429
Bank of America Corp (3 Months LIBOR + 1.070%) [2]	3.97	03/05/2029	50,000	54,489
Bank of America Corp (3 Months LIBOR + 1.180%) [2]	3.19	07/23/2030	50,000	51,729
Bank of America Corp (3 Months LIBOR + 1.190%) [2]	3.95	01/23/2049	25,000	28,397
Bank of America Corp (3 Months LIBOR + 1.310%) [2]	4.27	07/23/2029	60,000	66,691
Bank of America Corp (3 Months LIBOR + 1.370%) [2]	3.59	07/21/2028	140,000	148,411
Bank of America Corp (3 Months LIBOR + 1.520%) [2]	4.33	03/15/2050	55,000	66,305

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
Bank of America Corp (3 Months LIBOR + 1.575%) [2]	3.82	01/20/2028	143,000	153,540
Bank of America Corp (3 Months LIBOR + 1.990%) [2]	4.44	01/20/2048	48,000	58,552
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	101,633
Bank of Nova Scotia/The (Canada)	3.13	04/20/2021	100,000	101,580
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	236,258
BB&T Corp	2.50	08/01/2024	200,000	202,634
Berkshire Hathaway Finance Corp	4.25	01/15/2049	100,000	118,648
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	243,423
Berkshire Hathaway Inc	3.13	03/15/2026	235,000	247,692
BlackRock Inc	3.38	06/01/2022	200,000	207,296
BNP Paribas SA (France)	5.00	01/15/2021	242,000	249,677
Boston Properties LP	3.13	09/01/2023	100,000	103,211
Boston Properties LP	4.50	12/01/2028	200,000	226,798
Branch Banking & Trust Co	2.85	04/01/2021	436,000	440,681
Brookfield Finance Inc (Canada)	4.85	03/29/2029	200,000	229,023
Capital One Financial Corp	3.75	03/09/2027	200,000	213,342
Charles Schwab Corp/The	3.25	05/21/2021	200,000	203,902
Chubb Corp/The	6.00	05/11/2037	85,000	117,547
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	121,540
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	32,722
Citigroup Inc	2.70	03/30/2021	200,000	201,878
Citigroup Inc	4.05	07/30/2022	100,000	104,516
Citigroup Inc	3.38	03/01/2023	100,000	103,686
Citigroup Inc	3.88	10/25/2023	25,000	26,548
Citigroup Inc	3.75	06/16/2024	100,000	106,220
Citigroup Inc	4.45	09/29/2027	170,000	187,303
Citigroup Inc	4.13	07/25/2028	130,000	141,865
Citigroup Inc	4.75	05/18/2046	120,000	143,536
Citigroup Inc	4.65	07/23/2048	50,000	62,542
Citigroup Inc (3 Months LIBOR + 0.950%) [2]	2.88	07/24/2023	400,000	406,768
Citigroup Inc (3 Months LIBOR + 1.168%) [2]	3.88	01/24/2039	20,000	21,911
Citigroup Inc (3 Months LIBOR + 1.192%) [2]	4.08	04/23/2029	40,000	43,787
Citigroup Inc (3 Months LIBOR + 1.338%) [2]	3.98	03/20/2030	200,000	218,962
Citigroup Inc (3 Months LIBOR + 1.390%) [2]	3.67	07/24/2028	180,000	191,906
Citigroup Inc (3 Months LIBOR + 1.563%) [2]	3.89	01/10/2028	148,000	159,501
Citigroup Inc (3 Months LIBOR + 1.839%) [2]	4.28	04/24/2048	20,000	23,782

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
CME Group Inc	3.00	03/15/2025	135,000	140,264
CNA Financial Corp	3.45	08/15/2027	100,000	104,239
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	104,149
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	505,363
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	43,744
Credit Suisse AG/New York NY (Switzerland)	2.10	11/12/2021	250,000	251,183
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	265,977
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	502,571
Deutsche Bank AG/New York NY (Germany)	3.15	01/22/2021	250,000	251,137
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	92,567
Discover Bank	3.45	07/27/2026	250,000	259,667
Discover Financial Services	5.20	04/27/2022	100,000	106,620
E*TRADE Financial Corp	3.80	08/24/2027	150,000	155,982
ERP Operating LP	4.63	12/15/2021	146,000	152,542
ERP Operating LP	3.38	06/01/2025	100,000	105,107
ERP Operating LP	3.50	03/01/2028	10,000	10,669
Fifth Third BanCorp	4.30	01/16/2024	150,000	161,249
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	261,408
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	350,873
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	508,969
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	65,484
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	108,624
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	51,098
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	245,847
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	352,816
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) [2]	3.81	04/23/2029	50,000	53,644
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) [2]	4.22	05/01/2029	70,000	77,181
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) [2]	4.41	04/23/2039	30,000	34,186
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) [2]	3.69	06/05/2028	400,000	425,594
Hartford Financial Services Group Inc/The	3.60	08/19/2049	200,000	205,265
Healthcare Trust of America Holdings LP	3.10	02/15/2030	50,000	49,658
Healthpeak Properties Inc	4.25	11/15/2023	25,000	26,680
Healthpeak Properties Inc	3.88	08/15/2024	100,000	106,392
Highwoods Realty LP	3.05	02/15/2030	50,000	49,315
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	213,505

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	245,074
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	211,176
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	414,761
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) [2]	3.26	03/13/2023	300,000	306,858
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.348%) [2]	4.29	09/12/2026	200,000	216,285
Humana Inc	3.13	08/15/2029	200,000	204,022
ING Groep NV (Netherlands)	4.05	04/09/2029	200,000	219,767
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	165,679
JPMorgan Chase & Co	4.50	01/24/2022	485,000	509,261
JPMorgan Chase & Co	3.25	09/23/2022	242,000	250,384
JPMorgan Chase & Co	3.63	05/13/2024	143,000	151,596
JPMorgan Chase & Co	3.88	09/10/2024	260,000	278,349
JPMorgan Chase & Co	5.60	07/15/2041	385,000	527,272
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) [2]	3.80	07/23/2024	40,000	42,162
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) [2]	2.78	04/25/2023	300,000	304,737
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) [2]	3.51	01/23/2029	45,000	47,831
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) [2]	4.01	04/23/2029	45,000	49,429
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) [2]	3.90	01/23/2049	35,000	39,392
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) [2]	4.20	07/23/2029	50,000	55,814
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) [2]	3.96	11/15/2048	50,000	56,656
JPMorgan Chase & Co (SOFR + 1.160%) [2]	2.30	10/15/2025	100,000	99,887
JPMorgan Chase & Co (SOFR + 1.510%) [2]	2.74	10/15/2030	90,000	90,013
Kilroy Realty LP	3.05	02/15/2030	50,000	49,315
Kimco Realty Corp	3.80	04/01/2027	125,000	132,241
Liberty Property LP	4.13	06/15/2022	150,000	156,982
Lincoln National Corp	3.80	03/01/2028	10,000	10,660
Lincoln National Corp	4.35	03/01/2048	10,000	11,024
Lloyds Bank PLC (United Kingdom)	2.25	08/14/2022	250,000	251,240
Lloyds Banking Group PLC (United Kingdom)	4.45	05/08/2025	250,000	273,129
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	298,936

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
Lloyds Banking Group PLC (United Kingdom)	4.38	03/22/2028	250,000	275,747
Loews Corp	6.00	02/01/2035	142,000	185,278
Markel Corp	3.50	11/01/2027	200,000	207,196
Markel Corp	4.30	11/01/2047	100,000	104,513
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	31,751
Mercury General Corp	4.40	03/15/2027	100,000	105,141
MetLife Inc	4.05	03/01/2045	242,000	280,955
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	51,177
Mitsubishi UFJ Financial Group Inc (Japan)	2.62	07/18/2022	200,000	202,735
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	152,222
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	252,436
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	156,368
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	246,435
Morgan Stanley	5.75	01/25/2021	469,000	487,089
Morgan Stanley	3.13	01/23/2023	50,000	51,404
Morgan Stanley	3.75	02/25/2023	500,000	523,605
Morgan Stanley	3.63	01/20/2027	73,000	77,731
Morgan Stanley	3.95	04/23/2027	270,000	289,685
Morgan Stanley	4.38	01/22/2047	53,000	63,562
Morgan Stanley (3 Months LIBOR + 1.140%) [2]	3.77	01/24/2029	60,000	64,587
Morgan Stanley (3 Months LIBOR + 1.455%) [2]	3.97	07/22/2038	200,000	222,188
Morgan Stanley (SOFR + 1.152%) [2]	2.72	07/22/2025	200,000	202,528
National Australia Bank Ltd/New York (Australia)	2.50	07/12/2026	300,000	300,187
National Retail Properties Inc	3.50	10/15/2027	100,000	104,520
Northern Trust Corp (3 Months LIBOR + 1.131%) [2]	3.38	05/08/2032	150,000	154,184
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	80,029
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	139,066
Omega Healthcare Investors Inc	3.63	10/01/2029	50,000	50,060
ORIX Corp (Japan)	2.90	07/18/2022	100,000	101,951
PNC Bank NA	3.25	06/01/2025	310,000	325,360
PNC Financial Services Group Inc/The	3.45	04/23/2029	200,000	213,478
Progressive Corp/The	3.70	01/26/2045	142,000	152,010
Progressive Corp/The	4.13	04/15/2047	20,000	23,277
Prudential Financial Inc	3.70	03/13/2051	30,000	31,579
Prudential Financial Inc (3 Months LIBOR + 2.665%) [2]	5.70	09/15/2048	50,000	57,125
Prudential Financial Inc (3 Months LIBOR + 4.175%) [2]	5.88	09/15/2042	200,000	215,000
Realty Income Corp	3.65	01/15/2028	150,000	161,392

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
Royal Bank of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	202,503
Royal Bank of Scotland Group PLC (United Kingdom) (3 Months LIBOR + 1.871%) [2]	4.45	05/08/2030	200,000	221,001
Santander Holdings USA Inc	4.50	07/17/2025	300,000	323,864
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	106,904
Service Properties Trust	3.95	01/15/2028	200,000	195,158
Simon Property Group LP	2.35	01/30/2022	90,000	90,802
Simon Property Group LP	2.75	06/01/2023	50,000	51,115
Simon Property Group LP	3.30	01/15/2026	50,000	52,638
Simon Property Group LP	4.25	11/30/2046	100,000	114,416
Simon Property Group LP	3.25	09/13/2049	25,000	24,326
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	204,937
Spirit Realty LP	3.20	01/15/2027	50,000	50,081
Spirit Realty LP	3.40	01/15/2030	50,000	50,263
State Street Corp (SOFR + 1.490%) [2]	3.03	11/01/2034	100,000	100,390
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	308,230
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	247,997
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	50,269
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	488,227
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	201,201
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	135,094
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) [2]	3.63	09/15/2031	100,000	104,590
Travelers Cos Inc/The	4.60	08/01/2043	15,000	18,190
Travelers Cos Inc/The	3.75	05/15/2046	142,000	155,094
UnitedHealth Group Inc	3.75	07/15/2025	100,000	108,026
UnitedHealth Group Inc	3.38	04/15/2027	200,000	213,513
UnitedHealth Group Inc	2.95	10/15/2027	140,000	145,641
UnitedHealth Group Inc	4.63	07/15/2035	20,000	24,294
UnitedHealth Group Inc	6.63	11/15/2037	100,000	144,596
UnitedHealth Group Inc	4.20	01/15/2047	17,000	19,519
UnitedHealth Group Inc	4.25	06/15/2048	25,000	29,062
UnitedHealth Group Inc	4.45	12/15/2048	20,000	23,922
US Bancorp	3.00	03/15/2022	242,000	247,608
US Bancorp	3.15	04/27/2027	200,000	210,196
Ventas Realty LP	3.85	04/01/2027	200,000	211,238
Ventas Realty LP	4.00	03/01/2028	15,000	16,089
Voya Financial Inc	3.13	07/15/2024	200,000	206,321
Wells Fargo & Co	2.10	07/26/2021	36,000	36,053
Wells Fargo & Co	3.30	09/09/2024	200,000	209,605

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 14.32%

Finance — 4.16%
Wells Fargo & Co	3.55	09/29/2025	200,000	211,782
Wells Fargo & Co	4.30	07/22/2027	247,000	270,684
Wells Fargo & Co	4.15	01/24/2029	50,000	55,698
Wells Fargo & Co	5.38	02/07/2035	200,000	256,517
Wells Fargo & Co	4.40	06/14/2046	117,000	133,452
Wells Fargo & Co	4.75	12/07/2046	97,000	116,487
Wells Fargo Bank NA	5.85	02/01/2037	250,000	331,259
Wells Fargo Bank NA (3 Months LIBOR + 0.610%) [2]	2.90	05/27/2022	250,000	253,296
Welltower Inc	4.13	03/15/2029	150,000	163,509
Westpac Banking Corp (Australia)	2.35	02/19/2025	200,000	200,496
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	138,306

				38,851,320

Industrial Other — 0.07%
Leland Stanford Junior University/The	3.65	05/01/2048	110,000	122,759
President & Fellows of Harvard College	4.88	10/15/2040	194,000	250,704
President & Fellows of Harvard College	3.15	07/15/2046	100,000	102,179
University of Southern California	3.03	10/01/2039	125,000	125,668

				601,310

Sovereign — 1.19%
African Development Bank	2.13	11/16/2022	150,000	151,803
Asian Development Bank	1.63	03/16/2021	485,000	484,608
Asian Development Bank	1.75	06/08/2021	100,000	100,077
Asian Development Bank	1.88	07/19/2022	150,000	150,716
Asian Development Bank	1.75	09/13/2022	100,000	100,230
Asian Development Bank	2.75	03/17/2023	70,000	72,327
Asian Development Bank	1.50	10/18/2024	100,000	98,825
Asian Development Bank	2.75	01/19/2028	180,000	190,955
Council of Europe Development Bank	1.63	03/16/2021	285,000	284,605
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	221,294
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	210,002
Equinor ASA (Norway)	3.70	03/01/2024	142,000	151,300
Equinor ASA (Norway)	3.95	05/15/2043	132,000	147,385
European Bank for Reconstruction & Development	2.13	03/07/2022	150,000	151,499
European Investment Bank	2.00	03/15/2021	485,000	486,946
European Investment Bank	2.25	03/15/2022	397,000	401,904
European Investment Bank	2.63	05/20/2022	300,000	306,694
European Investment Bank	2.50	03/15/2023	300,000	307,430
European Investment Bank	3.13	12/14/2023	200,000	210,603
European Investment Bank	2.25	06/24/2024	60,000	61,196
European Investment Bank	1.63	10/09/2029	100,000	96,540
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	207,655
Inter-American Development Bank	1.88	07/23/2021	200,000	200,713

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 14.32%

Sovereign — 1.19%
Inter-American Development Bank	2.50	01/18/2023	100,000	102,380
Inter-American Development Bank	3.00	02/21/2024	200,000	209,944
Inter-American Development Bank	2.00	06/02/2026	485,000	488,396
Inter-American Development Bank	2.00	07/23/2026	200,000	201,753
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	484,690
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	279,652
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	327,702
International Bank for Reconstruction & Development	3.00	09/27/2023	250,000	261,724
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	258,490
International Finance Corp	1.13	07/20/2021	150,000	148,731
International Finance Corp	1.38	10/16/2024	100,000	98,211
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	349,223
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	122,200
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	101,101
Kreditanstalt fuer Wiederaufbau (Germany)	1.75	08/22/2022	400,000	400,873
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	102,031
Kreditanstalt fuer Wiederaufbau (Germany) [3]	0.00	06/29/2037	285,000	188,468
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	197,621
Nexen Inc (China)	6.40	05/15/2037	114,000	156,298
Nordic Investment Bank	2.13	02/01/2022	200,000	201,802
Nordic Investment Bank	1.38	10/17/2022	200,000	198,263
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	205,500
Petroleos Mexicanos (Mexico)	6.50	01/23/2029	300,000	315,600
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	400,000	400,752
Petroleos Mexicanos (Mexico)	6.35	02/12/2048	300,000	289,500
Syngenta Finance NV (Switzerland)	3.13	03/28/2022	235,000	237,319

				11,123,531

Technology — 1.06%
Alphabet Inc	2.00	08/15/2026	200,000	199,006
Analog Devices Inc	2.95	01/12/2021	200,000	201,673
Analog Devices Inc	3.90	12/15/2025	200,000	215,020
Apple Inc	2.50	02/09/2022	97,000	98,463
Apple Inc	2.70	05/13/2022	330,000	337,578
Apple Inc	1.80	09/11/2024	55,000	54,659
Apple Inc	3.35	02/09/2027	50,000	53,259
Apple Inc	3.20	05/11/2027	100,000	105,521
Apple Inc	2.20	09/11/2029	50,000	49,061

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 14.32%

Technology — 1.06%
Apple Inc	4.45	05/06/2044	285,000	347,736
Apple Inc	3.85	08/04/2046	50,000	56,390
Apple Inc	3.75	11/13/2047	200,000	222,112
Apple Inc	2.95	09/11/2049	30,000	29,088
Applied Materials Inc	3.30	04/01/2027	200,000	212,108
Arrow Electronics Inc	3.50	04/01/2022	100,000	102,401
Autodesk Inc	3.50	06/15/2027	150,000	157,271
Broadcom Corp / Broadcom Cayman Finance Ltd	3.00	01/15/2022	150,000	152,219
Broadcom Corp / Broadcom Cayman Finance Ltd	3.63	01/15/2024	100,000	103,642
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	200,000	207,752
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	90,566
CA Inc	3.60	08/15/2022	200,000	204,624
Cisco Systems Inc	2.90	03/04/2021	207,000	209,760
Cisco Systems Inc	2.50	09/20/2026	146,000	148,858
Citrix Systems Inc	4.50	12/01/2027	135,000	146,305
Corning Inc	3.90	11/15/2049	200,000	202,929
Corning Inc	4.38	11/15/2057	20,000	20,524
DXC Technology Co	4.75	04/15/2027	90,000	96,938
Fiserv Inc	3.80	10/01/2023	100,000	105,635
Fiserv Inc	2.75	07/01/2024	80,000	81,413
Fiserv Inc	4.20	10/01/2028	100,000	110,925
Fiserv Inc	3.50	07/01/2029	80,000	84,086
Fiserv Inc	4.40	07/01/2049	40,000	45,411
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	102,517
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	127,852
Intel Corp	3.30	10/01/2021	114,000	117,157
Intel Corp	3.15	05/11/2027	50,000	52,932
Intel Corp	4.90	07/29/2045	100,000	128,296
Intel Corp	4.10	05/11/2047	50,000	58,104
Intel Corp	3.25	11/15/2049	30,000	30,168
International Business Machines Corp	3.45	02/19/2026	306,000	326,425
International Business Machines Corp	3.30	05/15/2026	250,000	263,915
International Business Machines Corp	3.50	05/15/2029	100,000	107,591
International Business Machines Corp	4.70	02/19/2046	146,000	176,328
International Business Machines Corp	4.25	05/15/2049	200,000	228,893
Juniper Networks Inc	5.95	03/15/2041	100,000	114,052
Microsoft Corp	2.40	02/06/2022	194,000	196,742
Microsoft Corp	3.13	11/03/2025	242,000	255,820
Microsoft Corp	3.30	02/06/2027	107,000	114,373
Microsoft Corp	4.20	11/03/2035	242,000	287,922

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 14.32%

Technology — 1.06%
Microsoft Corp	4.10	02/06/2037	68,000	80,444
Microsoft Corp	3.75	02/12/2045	200,000	227,448
Microsoft Corp	3.95	08/08/2056	264,000	312,883
Motorola Solutions Inc	3.75	05/15/2022	85,000	87,899
Oracle Corp	2.80	07/08/2021	136,000	138,079
Oracle Corp	2.50	10/15/2022	542,000	552,055
Oracle Corp	2.40	09/15/2023	150,000	152,505
Oracle Corp	3.25	11/15/2027	80,000	84,790
Oracle Corp	4.13	05/15/2045	104,000	117,521
Oracle Corp	4.00	07/15/2046	209,000	232,652
Oracle Corp	4.00	11/15/2047	50,000	55,938
PayPal Holdings Inc	2.85	10/01/2029	40,000	40,372
QUALCOMM Inc	4.65	05/20/2035	242,000	287,707
Seagate HDD Cayman	4.75	06/01/2023	200,000	212,663
Texas Instruments Inc	4.15	05/15/2048	25,000	29,732
Verisk Analytics Inc	4.13	03/15/2029	150,000	164,735

				9,919,443

Transportation — 0.37%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	10/01/2026	140,947	148,240
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	166,233	174,515
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	256,939
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	160,422
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	11,042
Canadian National Railway Co (Canada)	4.45	01/20/2049	150,000	187,337
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	102,713
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	110,013
CSX Corp	3.40	08/01/2024	200,000	211,231
CSX Corp	3.25	06/01/2027	140,000	147,282
CSX Corp	3.80	03/01/2028	15,000	16,371
CSX Corp	4.30	03/01/2048	15,000	17,041
CSX Corp	4.50	08/01/2054	100,000	115,284
FedEx Corp	3.25	04/01/2026	100,000	104,084
FedEx Corp	3.30	03/15/2027	200,000	206,823
FedEx Corp	4.55	04/01/2046	80,000	82,289
FedEx Corp	4.40	01/15/2047	35,000	35,161
JetBlue 2019-1 Class AA Pass Through Trust	2.75	05/15/2032	100,000	101,260
Kansas City Southern	4.70	05/01/2048	100,000	117,310
Norfolk Southern Corp	2.90	02/15/2023	90,000	92,255
Norfolk Southern Corp	3.15	06/01/2027	100,000	104,538
Norfolk Southern Corp	4.65	01/15/2046	65,000	77,120
Norfolk Southern Corp	5.10	08/01/2118	160,000	189,236

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Transportation — 0.37%
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	110,182	114,830
Union Pacific Corp	4.16	07/15/2022	142,000	149,245
Union Pacific Corp	3.00	04/15/2027	100,000	104,968
Union Pacific Corp	3.95	09/10/2028	35,000	38,675
Union Pacific Corp	4.30	03/01/2049	20,000	23,111
United Parcel Service Inc	3.13	01/15/2021	24,000	24,287
United Parcel Service Inc	2.40	11/15/2026	146,000	147,608
United Parcel Service Inc	3.75	11/15/2047	100,000	107,767

				3,478,997

Utilities — 0.89%
AEP Texas Inc	3.45	01/15/2050	100,000	100,096
American Electric Power Co Inc	2.95	12/15/2022	80,000	81,528
American Water Capital Corp	3.75	09/01/2047	50,000	52,951
Atmos Energy Corp	4.13	10/15/2044	117,000	131,842
Commonwealth Edison Co	3.65	06/15/2046	242,000	257,039
Commonwealth Edison Co	4.00	03/01/2048	5,000	5,627
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	277,800
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	195,541
Consumers Energy Co	4.35	04/15/2049	100,000	121,403
Dominion Energy Inc	7.00	06/15/2038	75,000	104,157
DTE Electric Co	3.70	03/15/2045	121,000	130,638
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	189,415
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	103,308
Duke Energy Corp	1.80	09/01/2021	15,000	14,988
Duke Energy Corp	3.15	08/15/2027	100,000	103,059
Duke Energy Corp	3.75	09/01/2046	80,000	82,756
Duke Energy Florida LLC	6.40	06/15/2038	242,000	349,208
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	12,895
Edison International	2.40	09/15/2022	100,000	99,760
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	25,972
Eversource Energy	3.30	01/15/2028	100,000	103,061
Exelon Generation Co LLC	3.40	03/15/2022	200,000	205,285
Exelon Generation Co LLC	6.25	10/01/2039	200,000	240,778
Exelon Generation Co LLC	5.60	06/15/2042	15,000	17,162
Florida Power & Light Co	3.13	12/01/2025	142,000	149,210
Florida Power & Light Co	5.95	02/01/2038	142,000	196,759
Florida Power & Light Co	3.70	12/01/2047	20,000	21,842
Georgia Power Co	3.25	03/30/2027	150,000	155,131
Georgia Power Co	4.30	03/15/2042	242,000	265,552
Indiana Michigan Power Co	3.85	05/15/2028	200,000	218,527
ITC Holdings Corp	3.35	11/15/2027	100,000	104,367
MidAmerican Energy Co	3.50	10/15/2024	182,000	192,984
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	165,000	175,569

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 14.32%

Utilities — 0.89%
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	90,312
NiSource Inc	5.25	02/15/2043	100,000	121,721
NorthWestern Corp	4.18	11/15/2044	150,000	167,555
Ohio Edison Co	6.88	07/15/2036	100,000	139,889
PacifiCorp	3.85	06/15/2021	242,000	247,961
PacifiCorp	5.75	04/01/2037	158,000	209,092
PacifiCorp	4.13	01/15/2049	70,000	80,054
PECO Energy Co	3.90	03/01/2048	5,000	5,637
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,970
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	292,417
Progress Energy Inc	3.15	04/01/2022	57,000	58,115
Public Service Co of Colorado	3.70	06/15/2028	150,000	163,663
Public Service Co of Colorado	4.10	06/15/2048	65,000	74,786
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	109,391
Puget Sound Energy Inc	3.25	09/15/2049	75,000	74,737
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	141,283
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	132,076
Sempra Energy	2.90	02/01/2023	100,000	101,989
Sempra Energy	3.80	02/01/2038	145,000	151,625
Sempra Energy	4.00	02/01/2048	15,000	15,767
Southern California Edison Co	6.00	01/15/2034	92,000	113,271
Southern California Edison Co	5.55	01/15/2037	132,000	159,500
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	126,322
Southern Co/The	4.25	07/01/2036	100,000	107,812
Southern Power Co	5.25	07/15/2043	100,000	114,602
Southwestern Electric Power Co	3.90	04/01/2045	125,000	130,774
Virginia Electric & Power Co	3.15	01/15/2026	92,000	96,185
Virginia Electric & Power Co	8.88	11/15/2038	117,000	197,599
Wisconsin Electric Power Co	4.30	10/15/2048	100,000	117,575
Wisconsin Power & Light Co	3.00	07/01/2029	150,000	154,886
Xcel Energy Inc	2.60	03/15/2022	125,000	126,357

				8,315,133

Total Corporate Bonds and Notes (Cost $128,745,334)				133,898,953

Foreign Government Bonds and Notes — 0.85%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	404,490
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	206,252
Colombia Government International Bond (Colombia)	6.13	01/18/2041	300,000	388,200
Development Bank of Japan Inc (Japan)	2.00	10/19/2021	350,000	350,299
Export-Import Bank of Korea (South Korea)	2.38	04/21/2027	300,000	297,740

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds and Notes — 0.85%
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	225,441
Indonesia Government International Bond (Indonesia)	5.35	02/11/2049	200,000	256,510
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,646
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	58,767
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	398,087
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	209,602
Japan Bank for International Cooperation (Japan)	2.38	07/21/2022	200,000	202,324
Japan Bank for International Cooperation (Japan)	1.88	07/21/2026	300,000	294,802
Japan Bank for International Cooperation (Japan)	3.50	10/31/2028	200,000	220,052
Japan Bank for International Cooperation (Japan)	2.00	10/17/2029	200,000	195,198
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	249,455
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	204,376
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	315,879
Mexico Government International Bond (Mexico)	4.50	04/22/2029	200,000	219,300
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	390,000
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	328,503
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	212,500
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	140,126
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	236,700
Peruvian Government International Bond (Peru)	4.13	08/25/2027	200,000	224,002
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	318,859
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	228,939
Province of Alberta Canada (Canada)	3.30	03/15/2028	30,000	32,476
Province of Manitoba Canada (Canada)	2.60	04/16/2024	100,000	102,788
Province of Ontario Canada (Canada)	3.40	10/17/2023	50,000	52,879
Province of Ontario Canada (Canada)	2.50	04/27/2026	242,000	247,145
Province of Quebec Canada (Canada)	2.75	08/25/2021	142,000	144,248
Republic of Italy Government International Bond (Italy)	5.38	06/15/2033	150,000	174,714

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Foreign Government Bonds and Notes — 0.85%
Republic of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	150,520
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	221,100
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	41,240

Total Foreign Government Bonds and Notes (Cost $7,648,887)				7,965,159

Municipal Bonds — 0.47%
Bay Area Toll Authority	6.26	04/01/2049	95,000	145,109
City of New York NY	6.27	12/01/2037	100,000	138,742
Commonwealth of Massachusetts	4.20	12/01/2021	180,000	185,441
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	32,646
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	142,492
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	199,005
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	128,061
New Jersey Economic Development Authority	7.43	02/15/2029	164,000	205,612
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	258,829
New York State Dormitory Authority	5.60	03/15/2040	200,000	253,142
Ohio State University/The	4.91	06/01/2040	140,000	178,420
Ohio State University/The	4.80	06/01/2111	53,000	67,183
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	58,354
Permanent University Fund - Texas A&M University System	3.66	07/01/2047	200,000	204,584
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	116,432
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	217,679
South Carolina Public Service Authority	2.39	12/01/2023	182,000	182,402
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	202,412
State of California	5.70	11/01/2021	200,000	214,076
State of California	3.38	04/01/2025	300,000	318,576
State of California	3.50	04/01/2028	30,000	32,303
State of California	7.30	10/01/2039	240,000	366,485
State of Connecticut	5.85	03/15/2032	100,000	128,775
State of Illinois	5.10	06/01/2033	200,000	215,606
Texas Transportation Commission State Highway Fund	5.18	04/01/2030	200,000	240,766

Total Municipal Bonds (Cost $4,350,886)				4,433,132

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Commercial Mortgage-Backed Securities — 1.09%
Benchmark 2019-B10 Mortgage Trust	3.72	03/15/2062	250,000	271,908
Citigroup Commercial Mortgage Trust 2018-C6	4.41	11/10/2051	300,000	339,940
COMM 2013-CR9 Mortgage Trust[2]	4.36	07/10/2045	109,000	115,444
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	744,042
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	606,120
Fannie Mae-Aces[2]	2.51	11/25/2022	379,977	384,443
Fannie Mae-Aces[2]	2.96	02/25/2027	647,000	671,629
Fannie Mae-Aces[2]	2.99	12/25/2027	200,000	208,385
Freddie Mac Multifamily Structured Pass Through Certificates	2.60	08/25/2023	265,885	268,396
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	521,828
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	277,983	280,044
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	795,790
Freddie Mac Multifamily Structured Pass Through Certificates[2]	3.92	09/25/2028	100,000	110,887
Freddie Mac Multifamily Structured Pass Through Certificates	3.51	03/25/2029	200,000	216,389
Freddie Mac Multifamily Structured Pass Through Certificates	3.30	04/25/2029	200,000	213,473
Freddie Mac Multifamily Structured Pass Through Certificates	2.26	06/25/2029	199,486	198,480
GS Mortgage Securities Corp 2015-GC30	3.12	05/10/2050	242,000	249,961
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	89,325	90,245
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	752,003
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	498,074
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	494,602
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	522,938
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	562,322
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	509,022
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	215,726
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	222,686
Wells Fargo Commercial Mortgage Trust 2018-C47	4.44	09/15/2061	100,000	113,426

Total Commercial Mortgage-Backed Securities (Cost $10,166,358)				10,178,203

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Fannie Mae [4]	2.50	02/01/2034	150,000	151,305
Fannie Mae [4]	3.00	02/01/2049	1,125,000	1,139,929
Fannie Mae [4]	3.50	02/01/2049	200,000	205,645
Fannie Mae or Freddie Mac [4]	3.00	01/01/2035	1,050,000	1,076,127
Fannie Mae or Freddie Mac [4]	3.50	01/01/2035	525,000	544,175
Fannie Mae or Freddie Mac [4]	2.50	01/01/2035	425,000	428,885
Fannie Mae or Freddie Mac [4]	3.00	02/01/2035	50,000	51,216
Fannie Mae or Freddie Mac [4]	4.00	01/01/2050	3,550,000	3,692,277
Fannie Mae or Freddie Mac [4]	3.50	01/01/2050	3,325,000	3,420,464
Fannie Mae or Freddie Mac [4]	3.00	01/01/2050	2,850,000	2,890,523
Fannie Mae or Freddie Mac [4]	2.50	01/01/2050	550,000	543,834
Fannie Mae or Freddie Mac [4]	4.50	01/01/2050	450,000	473,783
Fannie Mae or Freddie Mac [4]	5.00	01/01/2050	100,000	106,906
Fannie Mae or Freddie Mac [4]	4.50	02/01/2050	75,000	79,008
Fannie Mae or Freddie Mac [4]	4.00	02/01/2050	50,000	52,025
Fannie Mae Pool	4.00	03/01/2022	92	96
Fannie Mae Pool	3.50	04/01/2024	2,151	2,228
Fannie Mae Pool	4.00	07/01/2024	35,157	36,651
Fannie Mae Pool	4.50	05/01/2025	98,685	103,996
Fannie Mae Pool	3.50	10/01/2025	130,016	134,695
Fannie Mae Pool	3.50	10/01/2025	53,813	55,752
Fannie Mae Pool	3.50	12/01/2025	104,870	108,656
Fannie Mae Pool	3.50	01/01/2026	20,687	21,434
Fannie Mae Pool	3.50	02/01/2026	22,790	23,610
Fannie Mae Pool	3.50	06/01/2026	4,619	4,786
Fannie Mae Pool	3.00	11/01/2026	92,695	95,125
Fannie Mae Pool	4.00	02/01/2027	92,362	96,352
Fannie Mae Pool	3.00	05/01/2027	56,869	58,581
Fannie Mae Pool	3.50	08/01/2027	122,257	126,657
Fannie Mae Pool	3.00	08/01/2027	76,401	78,408
Fannie Mae Pool	2.50	01/01/2028	173,050	175,368
Fannie Mae Pool	3.00	02/01/2028	201,654	206,940
Fannie Mae Pool	2.50	05/01/2028	89,354	90,550
Fannie Mae Pool	3.00	08/01/2028	65,369	67,303
Fannie Mae Pool	2.50	09/01/2028	86,364	87,520
Fannie Mae Pool	4.50	03/01/2029	1,541	1,620
Fannie Mae Pool	4.00	07/01/2029	37,919	39,544
Fannie Mae Pool	4.50	08/01/2029	74,317	79,187
Fannie Mae Pool	2.50	08/01/2030	158,646	160,775
Fannie Mae Pool	3.50	11/01/2030	24,726	25,433
Fannie Mae Pool	3.00	02/01/2031	144,124	148,037
Fannie Mae Pool	4.00	03/01/2031	83,777	87,601
Fannie Mae Pool	4.00	03/01/2031	20,620	21,501
Fannie Mae Pool	3.00	07/01/2031	141,428	145,610
Fannie Mae Pool	2.50	07/01/2031	137,387	139,229

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	2.00	08/01/2031	226,545	225,179
Fannie Mae Pool	2.50	09/01/2031	342,332	346,935
Fannie Mae Pool	2.50	10/01/2031	46,282	46,904
Fannie Mae Pool	2.50	11/01/2031	384,051	388,503
Fannie Mae Pool	2.00	11/01/2031	35,227	35,014
Fannie Mae Pool	2.50	12/01/2031	155,589	157,677
Fannie Mae Pool	2.50	01/01/2032	199,996	202,312
Fannie Mae Pool	2.50	01/01/2032	48,684	49,248
Fannie Mae Pool	2.50	02/01/2032	198,799	201,099
Fannie Mae Pool	2.00	02/01/2032	51,322	51,012
Fannie Mae Pool	3.00	02/01/2032	44,391	45,623
Fannie Mae Pool	3.00	04/01/2032	54,714	56,437
Fannie Mae Pool	3.00	07/01/2032	249,997	256,598
Fannie Mae Pool	3.50	08/01/2032	44,347	46,380
Fannie Mae Pool	3.00	08/01/2032	44,273	45,447
Fannie Mae Pool	2.50	12/01/2032	176,830	178,878
Fannie Mae Pool	3.00	01/01/2033	87,209	89,636
Fannie Mae Pool	2.50	01/01/2033	87,106	88,114
Fannie Mae Pool	3.00	01/01/2033	19,189	19,723
Fannie Mae Pool	3.00	04/01/2033	134,190	137,916
Fannie Mae Pool	3.00	05/01/2033	140,226	144,117
Fannie Mae Pool	3.50	05/01/2033	71,979	74,734
Fannie Mae Pool	5.50	06/01/2033	11,474	12,800
Fannie Mae Pool	4.00	07/01/2033	48,110	50,245
Fannie Mae Pool	3.50	08/01/2033	154,360	161,731
Fannie Mae Pool	2.50	08/01/2033	113,410	114,528
Fannie Mae Pool	5.50	08/01/2033	70,952	79,478
Fannie Mae Pool	3.50	09/01/2033	54,265	56,260
Fannie Mae Pool	4.00	10/01/2033	192,309	204,846
Fannie Mae Pool	3.50	10/01/2033	18,154	18,822
Fannie Mae Pool	5.50	11/01/2033	896	1,000
Fannie Mae Pool [4]	4.00	01/01/2034	125,000	130,381
Fannie Mae Pool	5.50	02/01/2034	46,371	52,192
Fannie Mae Pool	3.50	04/01/2034	253,071	262,181
Fannie Mae Pool	3.00	04/01/2034	76,873	78,769
Fannie Mae Pool	3.00	05/01/2034	329,861	339,746
Fannie Mae Pool	5.50	05/01/2034	124,911	140,592
Fannie Mae Pool	3.00	05/01/2034	83,275	85,332
Fannie Mae Pool	2.50	08/01/2034	47,418	47,852
Fannie Mae Pool	3.00	11/01/2034	18,711	19,276
Fannie Mae Pool	3.50	01/01/2035	165,620	172,793
Fannie Mae Pool	4.50	02/01/2035	366,585	394,311
Fannie Mae Pool	3.00	02/01/2035	138,464	142,134
Fannie Mae Pool	3.00	02/01/2035	57,280	59,016
Fannie Mae Pool	5.00	03/01/2035	170,175	187,545

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	5.00	07/01/2035	20,977	23,116
Fannie Mae Pool	3.50	11/01/2035	23,816	24,884
Fannie Mae Pool	2.50	08/01/2036	52,297	52,595
Fannie Mae Pool	2.50	10/01/2036	45,286	45,543
Fannie Mae Pool	3.00	11/01/2036	17,938	18,416
Fannie Mae Pool	3.00	12/01/2036	86,048	88,339
Fannie Mae Pool	3.00	12/01/2036	69,150	70,991
Fannie Mae Pool	3.00	12/01/2036	53,071	54,484
Fannie Mae Pool	3.00	02/01/2037	54,075	55,514
Fannie Mae Pool	3.50	02/01/2037	50,480	52,495
Fannie Mae Pool	3.00	02/01/2037	37,885	38,893
Fannie Mae Pool	3.00	04/01/2037	53,400	54,821
Fannie Mae Pool	5.50	09/01/2037	97,612	109,476
Fannie Mae Pool	3.50	11/01/2037	37,950	39,537
Fannie Mae Pool	3.00	01/01/2038	186,392	191,334
Fannie Mae Pool	3.50	01/01/2038	77,765	81,079
Fannie Mae Pool	5.50	02/01/2038	62,782	70,647
Fannie Mae Pool	4.00	03/01/2038	57,561	60,655
Fannie Mae Pool	6.00	05/01/2038	112,939	129,491
Fannie Mae Pool	4.00	07/01/2038	19,217	20,196
Fannie Mae Pool	5.50	10/01/2038	49,347	55,302
Fannie Mae Pool	4.00	12/01/2038	118,779	124,785
Fannie Mae Pool	5.00	01/01/2039	104,981	115,435
Fannie Mae Pool	4.00	02/01/2039	18,651	19,444
Fannie Mae Pool	4.50	03/01/2039	1,283	1,390
Fannie Mae Pool	3.50	04/01/2039	123,547	128,146
Fannie Mae Pool	5.50	04/01/2039	29,966	33,555
Fannie Mae Pool	3.50	06/01/2039	62,733	65,161
Fannie Mae Pool	2.50	09/01/2039	98,213	98,407
Fannie Mae Pool	4.50	09/01/2039	46,764	50,735
Fannie Mae Pool	3.00	10/01/2039	73,947	75,710
Fannie Mae Pool	6.00	10/01/2039	43,742	50,121
Fannie Mae Pool	3.00	11/01/2039	74,357	76,130
Fannie Mae Pool	5.00	12/01/2039	49,327	54,402
Fannie Mae Pool	4.50	02/01/2040	56,633	61,495
Fannie Mae Pool	4.00	02/01/2040	15,525	16,652
Fannie Mae Pool	4.50	04/01/2040	94,893	103,021
Fannie Mae Pool	4.50	05/01/2040	184,473	200,640
Fannie Mae Pool	4.00	07/01/2040	39,348	42,182
Fannie Mae Pool	4.50	07/01/2040	38,296	41,672
Fannie Mae Pool	5.00	08/01/2040	66,539	73,419
Fannie Mae Pool	5.00	09/01/2040	102,806	113,426
Fannie Mae Pool	4.00	01/01/2041	189,461	203,225
Fannie Mae Pool	3.50	01/01/2041	184,229	194,174
Fannie Mae Pool	5.00	02/01/2041	136,013	150,025

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	5.00	02/01/2041	85,834	94,519
Fannie Mae Pool	3.50	03/01/2041	161,796	170,522
Fannie Mae Pool	5.00	04/01/2041	178,401	196,550
Fannie Mae Pool	4.00	01/01/2042	719,986	772,081
Fannie Mae Pool	4.00	01/01/2042	200,767	215,258
Fannie Mae Pool	4.00	01/01/2042	130,035	139,388
Fannie Mae Pool	5.50	02/01/2042	120,983	135,767
Fannie Mae Pool	3.50	05/01/2042	230,196	242,571
Fannie Mae Pool	5.00	05/01/2042	84,588	93,248
Fannie Mae Pool	3.50	09/01/2042	215,954	227,641
Fannie Mae Pool	3.50	10/01/2042	194,876	205,399
Fannie Mae Pool	3.50	11/01/2042	461,716	486,702
Fannie Mae Pool	3.50	11/01/2042	146,563	154,491
Fannie Mae Pool	3.00	11/01/2042	127,015	130,845
Fannie Mae Pool	3.00	01/01/2043	311,787	321,165
Fannie Mae Pool	3.00	01/01/2043	176,327	181,650
Fannie Mae Pool	3.00	01/01/2043	60,855	62,693
Fannie Mae Pool	3.00	04/01/2043	287,775	296,390
Fannie Mae Pool	3.00	04/01/2043	60,900	62,726
Fannie Mae Pool	3.50	05/01/2043	259,391	273,162
Fannie Mae Pool	3.00	05/01/2043	42,174	43,439
Fannie Mae Pool	3.00	06/01/2043	311,590	319,929
Fannie Mae Pool	3.00	07/01/2043	361,733	372,544
Fannie Mae Pool	3.00	07/01/2043	306,481	315,777
Fannie Mae Pool	3.50	07/01/2043	269,660	284,217
Fannie Mae Pool	3.00	08/01/2043	481,309	495,521
Fannie Mae Pool	3.50	08/01/2043	208,206	219,350
Fannie Mae Pool	3.00	08/01/2043	149,434	153,843
Fannie Mae Pool	3.00	08/01/2043	146,446	150,806
Fannie Mae Pool	4.00	09/01/2043	188,420	201,033
Fannie Mae Pool	4.00	09/01/2043	119,052	127,420
Fannie Mae Pool	3.00	10/01/2043	322,647	332,090
Fannie Mae Pool	3.00	10/01/2043	300,171	309,096
Fannie Mae Pool	5.00	11/01/2043	46,137	50,587
Fannie Mae Pool	5.50	05/01/2044	69,122	76,770
Fannie Mae Pool	4.00	06/01/2044	153,502	162,883
Fannie Mae Pool	4.00	08/01/2044	154,175	163,347
Fannie Mae Pool	3.50	10/01/2044	326,099	344,988
Fannie Mae Pool	4.00	10/01/2044	87,074	92,526
Fannie Mae Pool	4.00	10/01/2044	13,523	14,329
Fannie Mae Pool	3.50	12/01/2044	295,267	312,385
Fannie Mae Pool	4.00	12/01/2044	167,200	177,153
Fannie Mae Pool	3.00	01/01/2045	303,410	312,453
Fannie Mae Pool	3.50	02/01/2045	420,843	443,350
Fannie Mae Pool	3.50	02/01/2045	237,847	248,669

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	4.00	03/01/2045	20,241	21,362
Fannie Mae Pool	3.50	06/01/2045	147,612	154,125
Fannie Mae Pool	3.50	08/01/2045	474,772	495,647
Fannie Mae Pool	3.50	08/01/2045	189,391	197,716
Fannie Mae Pool	3.50	09/01/2045	282,932	295,380
Fannie Mae Pool	4.50	09/01/2045	94,647	100,732
Fannie Mae Pool	4.00	10/01/2045	56,690	60,066
Fannie Mae Pool	4.00	10/01/2045	33,855	35,869
Fannie Mae Pool	3.00	11/01/2045	736,214	753,975
Fannie Mae Pool	4.00	11/01/2045	434,512	460,420
Fannie Mae Pool	3.50	11/01/2045	157,009	163,945
Fannie Mae Pool	4.50	11/01/2045	119,833	128,558
Fannie Mae Pool	4.00	11/01/2045	13,845	14,670
Fannie Mae Pool	3.00	12/01/2045	520,610	533,184
Fannie Mae Pool	3.50	12/01/2045	291,463	304,270
Fannie Mae Pool	3.50	12/01/2045	243,985	254,714
Fannie Mae Pool	4.50	12/01/2045	103,906	110,485
Fannie Mae Pool	3.50	01/01/2046	296,868	309,940
Fannie Mae Pool	3.50	01/01/2046	272,288	284,266
Fannie Mae Pool	4.00	01/01/2046	217,025	229,418
Fannie Mae Pool	3.00	01/01/2046	192,179	196,820
Fannie Mae Pool	3.50	02/01/2046	273,507	285,522
Fannie Mae Pool	4.00	02/01/2046	206,530	218,739
Fannie Mae Pool	3.50	03/01/2046	282,551	294,723
Fannie Mae Pool	3.50	03/01/2046	277,799	289,873
Fannie Mae Pool	3.50	03/01/2046	269,770	281,381
Fannie Mae Pool	3.50	03/01/2046	268,721	279,998
Fannie Mae Pool	3.50	03/01/2046	268,482	280,276
Fannie Mae Pool	3.50	03/01/2046	257,940	269,158
Fannie Mae Pool	4.00	03/01/2046	184,868	195,602
Fannie Mae Pool	3.00	04/01/2046	145,370	148,952
Fannie Mae Pool	3.00	05/01/2046	340,919	349,151
Fannie Mae Pool	3.00	06/01/2046	202,292	207,179
Fannie Mae Pool	4.00	07/01/2046	156,252	162,481
Fannie Mae Pool	2.50	08/01/2046	147,907	147,194
Fannie Mae Pool	4.50	08/01/2046	143,527	151,057
Fannie Mae Pool	2.50	08/01/2046	19,595	19,500
Fannie Mae Pool	3.00	09/01/2046	309,883	317,368
Fannie Mae Pool	3.00	09/01/2046	309,742	316,857
Fannie Mae Pool	3.00	09/01/2046	73,807	75,593
Fannie Mae Pool	2.50	09/01/2046	19,820	19,725
Fannie Mae Pool	3.00	10/01/2046	293,157	299,896
Fannie Mae Pool	3.00	10/01/2046	240,890	246,722
Fannie Mae Pool	3.00	10/01/2046	23,332	23,897
Fannie Mae Pool	3.00	10/01/2046	20,392	20,886

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	3.00	11/01/2046	241,685	247,536
Fannie Mae Pool	3.00	11/01/2046	82,266	84,257
Fannie Mae Pool	3.00	11/01/2046	72,295	74,043
Fannie Mae Pool	4.50	11/01/2046	44,960	48,285
Fannie Mae Pool	3.00	11/01/2046	36,250	37,128
Fannie Mae Pool	3.00	12/01/2046	229,944	235,510
Fannie Mae Pool	3.00	12/01/2046	199,804	204,641
Fannie Mae Pool	3.00	12/01/2046	170,478	174,604
Fannie Mae Pool	3.50	12/01/2046	167,093	174,164
Fannie Mae Pool	2.50	12/01/2046	20,568	20,469
Fannie Mae Pool	3.00	01/01/2047	151,345	154,870
Fannie Mae Pool	4.50	01/01/2047	30,831	32,598
Fannie Mae Pool	3.00	02/01/2047	257,226	263,447
Fannie Mae Pool	3.50	02/01/2047	37,904	39,431
Fannie Mae Pool	4.50	03/01/2047	166,280	176,280
Fannie Mae Pool	4.50	03/01/2047	137,212	145,735
Fannie Mae Pool	3.00	04/01/2047	278,217	284,251
Fannie Mae Pool	4.50	04/01/2047	141,177	149,643
Fannie Mae Pool	3.50	05/01/2047	284,199	295,040
Fannie Mae Pool	4.00	05/01/2047	197,669	207,364
Fannie Mae Pool	4.00	05/01/2047	195,671	205,330
Fannie Mae Pool	4.00	06/01/2047	214,865	225,687
Fannie Mae Pool	3.50	07/01/2047	192,774	199,946
Fannie Mae Pool	3.50	08/01/2047	273,550	284,072
Fannie Mae Pool	4.00	08/01/2047	144,050	151,440
Fannie Mae Pool	4.00	08/01/2047	78,303	82,517
Fannie Mae Pool	4.00	08/01/2047	58,212	61,265
Fannie Mae Pool	3.50	08/01/2047	43,019	44,660
Fannie Mae Pool	3.50	09/01/2047	306,029	318,225
Fannie Mae Pool	4.00	09/01/2047	158,210	166,229
Fannie Mae Pool	4.50	10/01/2047	88,040	92,830
Fannie Mae Pool	3.50	11/01/2047	299,670	311,681
Fannie Mae Pool	3.50	11/01/2047	108,707	112,824
Fannie Mae Pool	3.50	12/01/2047	426,336	442,839
Fannie Mae Pool	3.00	12/01/2047	312,240	319,377
Fannie Mae Pool	4.00	12/01/2047	260,462	273,325
Fannie Mae Pool	3.50	12/01/2047	256,292	266,443
Fannie Mae Pool	3.50	12/01/2047	220,111	228,685
Fannie Mae Pool	3.50	01/01/2048	357,044	370,901
Fannie Mae Pool	4.00	01/01/2048	212,802	223,567
Fannie Mae Pool	3.00	01/01/2048	137,142	139,593
Fannie Mae Pool	4.50	01/01/2048	37,017	39,079
Fannie Mae Pool	4.00	02/01/2048	392,231	411,741
Fannie Mae Pool	3.50	02/01/2048	296,107	306,584
Fannie Mae Pool	4.50	02/01/2048	98,231	103,509

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	3.50	03/01/2048	209,579	217,224
Fannie Mae Pool	4.00	03/01/2048	96,762	101,825
Fannie Mae Pool	4.00	04/01/2048	193,235	203,261
Fannie Mae Pool	3.00	04/01/2048	161,174	164,937
Fannie Mae Pool	3.50	04/01/2048	155,006	160,796
Fannie Mae Pool	4.50	05/01/2048	364,314	384,129
Fannie Mae Pool	4.50	05/01/2048	254,947	269,333
Fannie Mae Pool	3.50	05/01/2048	103,388	107,043
Fannie Mae Pool	4.50	05/01/2048	74,218	78,251
Fannie Mae Pool	4.00	06/01/2048	264,026	275,574
Fannie Mae Pool	4.00	06/01/2048	209,425	218,016
Fannie Mae Pool	4.00	06/01/2048	159,797	167,219
Fannie Mae Pool	4.00	06/01/2048	151,917	159,494
Fannie Mae Pool	4.50	06/01/2048	63,454	66,780
Fannie Mae Pool	3.50	07/01/2048	196,273	204,898
Fannie Mae Pool	4.00	07/01/2048	143,367	149,047
Fannie Mae Pool	4.00	07/01/2048	113,497	117,969
Fannie Mae Pool	4.00	07/01/2048	73,179	76,058
Fannie Mae Pool	4.00	08/01/2048	168,583	175,964
Fannie Mae Pool	5.00	08/01/2048	62,534	67,019
Fannie Mae Pool	3.50	08/01/2048	14,622	15,067
Fannie Mae Pool	4.00	09/01/2048	270,521	281,974
Fannie Mae Pool	4.00	09/01/2048	137,034	142,736
Fannie Mae Pool	4.00	10/01/2048	231,276	240,848
Fannie Mae Pool	3.50	10/01/2048	75,880	78,148
Fannie Mae Pool	3.50	10/01/2048	35,129	36,164
Fannie Mae Pool	3.50	11/01/2048	321,789	333,958
Fannie Mae Pool	3.50	11/01/2048	302,861	314,285
Fannie Mae Pool	3.00	11/01/2048	296,725	302,462
Fannie Mae Pool	4.00	11/01/2048	199,778	207,808
Fannie Mae Pool	3.50	11/01/2048	198,338	203,898
Fannie Mae Pool	3.50	11/01/2048	191,296	198,485
Fannie Mae Pool	4.50	11/01/2048	72,903	76,913
Fannie Mae Pool	4.00	12/01/2048	248,401	258,200
Fannie Mae Pool	4.00	12/01/2048	222,975	231,970
Fannie Mae Pool	4.00	12/01/2048	210,999	219,374
Fannie Mae Pool	4.00	12/01/2048	191,277	198,684
Fannie Mae Pool	4.00	12/01/2048	178,696	186,092
Fannie Mae Pool	4.50	12/01/2048	133,254	140,213
Fannie Mae Pool	4.50	12/01/2048	64,762	68,158
Fannie Mae Pool	4.50	01/01/2049	254,151	267,726
Fannie Mae Pool	4.00	01/01/2049	187,556	194,861
Fannie Mae Pool	4.00	01/01/2049	135,825	141,108
Fannie Mae Pool	4.50	01/01/2049	70,650	74,335
Fannie Mae Pool [4]	2.50	02/01/2049	500,000	494,105

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.19%
Fannie Mae Pool	3.00	02/01/2049	194,758	199,198
Fannie Mae Pool	3.50	02/01/2049	109,231	112,396
Fannie Mae Pool	4.00	02/01/2049	108,348	112,573
Fannie Mae Pool	4.50	02/01/2049	100,251	105,447
Fannie Mae Pool	4.00	02/01/2049	91,173	94,795
Fannie Mae Pool	3.50	02/01/2049	75,891	78,110
Fannie Mae Pool	4.00	02/01/2049	64,346	66,851
Fannie Mae Pool	3.50	02/01/2049	36,851	37,922
Fannie Mae Pool	4.00	03/01/2049	250,000	259,990
Fannie Mae Pool	3.50	03/01/2049	148,214	152,326
Fannie Mae Pool	4.00	03/01/2049	139,459	144,894
Fannie Mae Pool	5.00	03/01/2049	85,748	91,687
Fannie Mae Pool	4.00	03/01/2049	76,809	80,343
Fannie Mae Pool	4.00	03/01/2049	50,000	52,027
Fannie Mae Pool	3.50	04/01/2049	80,330	82,564
Fannie Mae Pool	4.50	04/01/2049	79,076	83,146
Fannie Mae Pool	3.50	04/01/2049	21,270	21,883
Fannie Mae Pool	3.50	05/01/2049	264,657	272,753
Fannie Mae Pool	3.50	05/01/2049	143,218	147,202
Fannie Mae Pool	4.50	06/01/2049	282,088	296,735
Fannie Mae Pool	3.50	06/01/2049	242,150	248,828
Fannie Mae Pool	3.50	06/01/2049	220,449	226,598
Fannie Mae Pool	3.00	07/01/2049	120,019	121,886
Fannie Mae Pool	4.00	08/01/2049	200,247	208,358
Fannie Mae Pool	3.00	08/01/2049	121,015	122,895
Fannie Mae Pool	3.00	09/01/2049	146,973	149,100
Fannie Mae Pool	3.00	10/01/2049	197,540	200,431
Fannie Mae Pool	2.50	10/01/2049	74,233	73,483
Fannie Mae Pool	2.50	01/01/2050	125,000	123,623
Freddie Mac Gold Pool	4.00	10/01/2020	4,396	4,583
Freddie Mac Gold Pool	3.50	10/01/2025	15,907	16,487
Freddie Mac Gold Pool	3.50	11/01/2025	107,021	110,939
Freddie Mac Gold Pool	5.50	12/01/2025	618	666
Freddie Mac Gold Pool	3.50	07/01/2026	47,486	49,230
Freddie Mac Gold Pool	4.00	07/01/2026	35,916	37,542
Freddie Mac Gold Pool	3.50	01/01/2027	79,099	82,407
Freddie Mac Gold Pool	3.00	02/01/2027	56,890	58,633
Freddie Mac Gold Pool	2.50	11/01/2027	76,034	77,160
Freddie Mac Gold Pool	3.00	02/01/2029	142,914	147,236
Freddie Mac Gold Pool	3.00	06/01/2029	170,167	175,992
Freddie Mac Gold Pool	2.50	09/01/2029	80,041	81,155
Freddie Mac Gold Pool	3.00	02/01/2031	170,248	175,392
Freddie Mac Gold Pool	4.50	03/01/2031	117,933	126,374
Freddie Mac Gold Pool	2.50	11/01/2031	186,528	189,295
Freddie Mac Gold Pool	2.50	11/01/2031	40,011	40,570

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.19%
Freddie Mac Gold Pool	2.50	12/01/2031	167,351	169,685
Freddie Mac Gold Pool	2.00	01/01/2032	166,032	165,121
Freddie Mac Gold Pool	2.50	02/01/2032	169,390	171,443
Freddie Mac Gold Pool	3.00	02/01/2032	82,390	84,727
Freddie Mac Gold Pool	2.50	11/01/2032	251,474	254,522
Freddie Mac Gold Pool	3.00	12/01/2032	169,753	174,571
Freddie Mac Gold Pool	2.50	01/01/2033	68,225	69,136
Freddie Mac Gold Pool	3.00	02/01/2033	323,465	332,662
Freddie Mac Gold Pool	2.50	03/01/2033	167,899	169,936
Freddie Mac Gold Pool	2.50	04/01/2033	86,272	87,318
Freddie Mac Gold Pool	2.50	05/01/2033	85,619	86,632
Freddie Mac Gold Pool	2.50	06/01/2033	172,038	174,124
Freddie Mac Gold Pool	2.50	07/01/2033	153,784	155,452
Freddie Mac Gold Pool	3.50	09/01/2033	90,091	93,590
Freddie Mac Gold Pool	3.00	12/01/2033	77,672	79,740
Freddie Mac Gold Pool	3.50	12/01/2033	53,205	55,221
Freddie Mac Gold Pool	3.00	04/01/2034	79,727	81,771
Freddie Mac Gold Pool	3.00	12/01/2034	375,044	386,596
Freddie Mac Gold Pool	3.50	03/01/2035	150,583	157,579
Freddie Mac Gold Pool	3.00	04/01/2035	42,584	43,574
Freddie Mac Gold Pool	3.50	05/01/2035	131,016	137,112
Freddie Mac Gold Pool	4.00	10/01/2035	132,358	141,051
Freddie Mac Gold Pool	5.50	03/01/2036	55,271	61,870
Freddie Mac Gold Pool	4.50	06/01/2036	385,474	416,704
Freddie Mac Gold Pool	3.00	11/01/2036	68,871	70,745
Freddie Mac Gold Pool	3.00	02/01/2037	70,351	72,261
Freddie Mac Gold Pool	5.00	02/01/2037	68,341	75,328
Freddie Mac Gold Pool	5.50	06/01/2037	45,134	50,692
Freddie Mac Gold Pool	3.50	06/01/2037	35,110	36,620
Freddie Mac Gold Pool	5.50	12/01/2037	91,167	102,415
Freddie Mac Gold Pool	5.50	07/01/2038	43,789	49,156
Freddie Mac Gold Pool	5.00	10/01/2038	42,919	47,318
Freddie Mac Gold Pool	5.50	03/01/2039	43,283	48,578
Freddie Mac Gold Pool	5.00	04/01/2039	64,288	69,601
Freddie Mac Gold Pool	4.50	06/01/2039	35,038	38,069
Freddie Mac Gold Pool	4.50	10/01/2039	56,188	61,022
Freddie Mac Gold Pool	4.00	11/01/2039	98,833	106,094
Freddie Mac Gold Pool	5.50	12/01/2039	50,657	54,521
Freddie Mac Gold Pool	5.50	03/01/2040	139,149	156,049
Freddie Mac Gold Pool	4.00	12/01/2040	178,585	191,657
Freddie Mac Gold Pool	4.00	12/01/2040	138,707	148,859
Freddie Mac Gold Pool	4.50	12/01/2040	79,732	86,770
Freddie Mac Gold Pool	5.50	06/01/2041	58,411	65,818
Freddie Mac Gold Pool	5.50	06/01/2041	57,178	64,231
Freddie Mac Gold Pool	4.00	11/01/2041	237,965	255,207

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.19%
Freddie Mac Gold Pool	3.50	11/01/2041	211,742	223,327
Freddie Mac Gold Pool	3.50	04/01/2042	293,811	309,832
Freddie Mac Gold Pool	3.50	06/01/2042	106,548	112,372
Freddie Mac Gold Pool	3.50	09/01/2042	108,221	114,279
Freddie Mac Gold Pool	3.50	09/01/2042	97,991	103,742
Freddie Mac Gold Pool	3.00	10/01/2042	343,678	354,250
Freddie Mac Gold Pool	3.00	10/01/2042	60,757	62,623
Freddie Mac Gold Pool	3.00	12/01/2042	94,342	97,239
Freddie Mac Gold Pool	3.00	01/01/2043	452,840	466,749
Freddie Mac Gold Pool	3.00	02/01/2043	197,105	203,116
Freddie Mac Gold Pool	3.00	02/01/2043	108,943	112,286
Freddie Mac Gold Pool	2.50	02/01/2043	33,100	32,960
Freddie Mac Gold Pool	3.00	03/01/2043	83,907	86,479
Freddie Mac Gold Pool	3.50	06/01/2043	112,295	118,423
Freddie Mac Gold Pool	3.50	07/01/2043	11,514	12,138
Freddie Mac Gold Pool	3.00	08/01/2043	266,089	273,411
Freddie Mac Gold Pool	3.50	08/01/2043	201,004	212,007
Freddie Mac Gold Pool	4.50	11/01/2043	138,758	150,068
Freddie Mac Gold Pool	3.50	01/01/2044	126,810	133,741
Freddie Mac Gold Pool	4.50	05/01/2044	5,702	6,007
Freddie Mac Gold Pool	3.50	06/01/2044	66,554	69,806
Freddie Mac Gold Pool	5.00	06/01/2044	57,522	62,613
Freddie Mac Gold Pool	3.50	01/01/2045	171,752	180,382
Freddie Mac Gold Pool	4.00	01/01/2045	137,927	146,247
Freddie Mac Gold Pool	3.50	02/01/2045	124,842	131,117
Freddie Mac Gold Pool	4.50	03/01/2045	173,929	187,099
Freddie Mac Gold Pool	3.50	07/01/2045	309,431	323,267
Freddie Mac Gold Pool	3.00	09/01/2045	306,630	314,223
Freddie Mac Gold Pool	3.50	11/01/2045	58,925	61,595
Freddie Mac Gold Pool	3.50	12/01/2045	400,099	418,228
Freddie Mac Gold Pool	4.00	12/01/2045	261,078	278,170
Freddie Mac Gold Pool	4.00	12/01/2045	140,871	149,367
Freddie Mac Gold Pool	3.50	01/01/2046	263,331	275,256
Freddie Mac Gold Pool	4.00	01/01/2046	216,528	229,588
Freddie Mac Gold Pool	3.00	03/01/2046	423,043	433,523
Freddie Mac Gold Pool	4.00	03/01/2046	17,153	18,169
Freddie Mac Gold Pool	4.00	04/01/2046	766,576	811,224
Freddie Mac Gold Pool	3.00	04/01/2046	320,680	328,630
Freddie Mac Gold Pool	3.50	04/01/2046	280,921	293,101
Freddie Mac Gold Pool	4.50	04/01/2046	35,396	37,939
Freddie Mac Gold Pool	3.00	05/01/2046	333,521	341,791
Freddie Mac Gold Pool	3.50	06/01/2046	212,831	222,283
Freddie Mac Gold Pool	2.50	09/01/2046	32,221	32,086
Freddie Mac Gold Pool	3.00	11/01/2046	215,008	220,345
Freddie Mac Gold Pool	2.50	12/01/2046	29,603	29,479

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Mortgage-Backed Securities — 14.19%
Freddie Mac Gold Pool	5.00	03/01/2047	189,402	203,198
Freddie Mac Gold Pool	4.50	03/01/2047	173,437	183,876
Freddie Mac Gold Pool	3.00	03/01/2047	67,802	69,411
Freddie Mac Gold Pool	4.50	11/01/2047	169,872	179,581
Freddie Mac Gold Pool	3.50	12/01/2047	256,530	267,272
Freddie Mac Gold Pool	4.00	12/01/2047	224,461	235,949
Freddie Mac Gold Pool	3.00	12/01/2047	46,777	47,995
Freddie Mac Gold Pool	3.50	12/01/2047	41,051	42,657
Freddie Mac Gold Pool	5.00	02/01/2048	21,991	23,579
Freddie Mac Gold Pool	3.00	03/01/2048	176,608	180,369
Freddie Mac Gold Pool	3.50	03/01/2048	45,972	47,717
Freddie Mac Gold Pool	3.00	04/01/2048	180,089	183,509
Freddie Mac Gold Pool	3.50	05/01/2048	105,170	109,043
Freddie Mac Gold Pool	5.00	05/01/2048	94,031	100,620
Freddie Mac Gold Pool	4.50	05/01/2048	70,342	74,170
Freddie Mac Gold Pool	3.00	06/01/2048	111,326	113,393
Freddie Mac Gold Pool	3.50	07/01/2048	372,425	383,999
Freddie Mac Gold Pool	4.50	07/01/2048	130,707	137,601
Freddie Mac Gold Pool	5.00	07/01/2048	18,305	19,595
Freddie Mac Gold Pool	3.50	08/01/2048	75,251	77,425
Freddie Mac Gold Pool	4.00	09/01/2048	98,363	102,762
Freddie Mac Gold Pool	4.00	09/01/2048	87,787	91,610
Freddie Mac Gold Pool	4.00	09/01/2048	71,400	74,409
Freddie Mac Gold Pool	4.50	09/01/2048	66,908	70,549
Freddie Mac Gold Pool	3.50	11/01/2048	77,577	79,804
Freddie Mac Gold Pool	4.50	11/01/2048	72,026	75,955
Freddie Mac Pool	4.00	03/01/2034	72,697	75,996
Freddie Mac Pool	3.00	05/01/2034	132,769	136,097
Freddie Mac Pool	3.00	08/01/2043	358,817	369,411
Freddie Mac Pool	4.00	07/01/2044	223,522	236,853
Freddie Mac Pool	3.50	03/01/2046	263,418	275,018
Freddie Mac Pool	3.00	09/01/2046	209,440	214,797
Freddie Mac Pool	3.00	11/01/2046	542,302	555,430
Freddie Mac Pool	3.00	12/01/2046	236,404	242,127
Freddie Mac Pool	3.00	01/01/2047	382,754	392,020
Freddie Mac Pool	4.00	03/01/2047	197,043	207,170
Freddie Mac Pool	3.50	04/01/2047	216,255	224,505
Freddie Mac Pool	3.50	11/01/2047	290,735	302,555
Freddie Mac Pool	3.50	11/01/2047	280,242	290,433
Freddie Mac Pool	3.50	12/01/2047	250,574	260,534
Freddie Mac Pool	3.50	03/01/2048	134,607	139,975
Freddie Mac Pool	3.50	06/01/2048	158,869	164,312
Freddie Mac Pool	4.00	07/01/2048	210,162	219,154
Freddie Mac Pool	4.00	08/01/2048	343,461	357,571
Freddie Mac Pool	4.00	09/01/2048	130,254	135,414

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Mortgage-Backed Securities — 14.19%
Freddie Mac Pool	4.00	10/01/2048	210,041	218,658
Freddie Mac Pool	3.50	10/01/2048	148,762	153,100
Freddie Mac Pool	4.00	11/01/2048	67,946	70,641
Freddie Mac Pool	4.50	11/01/2048	66,932	70,487
Freddie Mac Pool	4.50	02/01/2049	1,292,821	1,359,878
Freddie Mac Pool	5.00	03/01/2049	408,476	436,243
Freddie Mac Pool	4.00	03/01/2049	196,413	204,628
Freddie Mac Pool	3.50	03/01/2049	104,366	107,321
Freddie Mac Pool	3.50	04/01/2049	149,948	154,146
Freddie Mac Pool	4.00	04/01/2049	48,311	50,254
Freddie Mac Pool	3.50	05/01/2049	163,361	167,922
Freddie Mac Pool	3.00	09/01/2049	295,080	299,447
Ginnie Mae [4]	3.00	02/20/2049	500,000	513,207
Ginnie Mae [4]	3.50	02/20/2049	175,000	180,435
Ginnie Mae [4]	4.50	02/20/2049	50,000	52,367
Ginnie Mae [4]	3.00	01/01/2050	2,275,000	2,337,296
Ginnie Mae [4]	4.00	01/20/2050	3,650,000	3,777,750
Ginnie Mae [4]	3.50	01/20/2050	3,425,000	3,529,757
Ginnie Mae [4]	4.50	01/20/2050	350,000	365,914
Ginnie Mae [4]	5.00	01/20/2050	125,000	131,602
Ginnie Mae [4]	2.50	02/20/2050	150,000	150,545
Ginnie Mae I Pool	5.50	07/15/2038	124,625	138,221
Ginnie Mae I Pool	5.50	12/15/2038	62,679	70,357
Ginnie Mae I Pool	5.00	03/15/2039	32,624	36,348
Ginnie Mae I Pool	5.00	04/15/2039	165,933	184,847
Ginnie Mae I Pool	5.00	07/15/2039	25,993	28,920
Ginnie Mae I Pool	4.50	11/15/2039	75,050	81,658
Ginnie Mae I Pool	5.00	12/15/2039	2,911	3,239
Ginnie Mae I Pool	4.50	05/15/2040	16,774	18,246
Ginnie Mae I Pool	4.50	08/15/2040	4,384	4,768
Ginnie Mae I Pool	5.00	12/15/2040	27,535	30,633
Ginnie Mae I Pool	5.00	04/15/2041	22,333	23,871
Ginnie Mae I Pool	5.00	05/15/2041	114,747	125,910
Ginnie Mae I Pool	3.00	11/15/2042	105,882	109,223
Ginnie Mae I Pool	3.00	05/15/2043	12,764	13,162
Ginnie Mae I Pool	3.50	11/15/2044	16,406	17,143
Ginnie Mae I Pool	3.50	02/15/2045	161,275	167,566
Ginnie Mae I Pool	3.00	03/15/2045	116,514	119,972
Ginnie Mae I Pool	3.50	03/15/2045	38,375	40,056
Ginnie Mae I Pool	4.00	07/15/2045	25,769	26,952
Ginnie Mae I Pool	3.00	08/15/2045	135,551	139,592
Ginnie Mae I Pool	4.00	12/15/2045	22,665	23,949
Ginnie Mae I Pool	4.00	03/15/2046	126,114	133,256
Ginnie Mae I Pool	4.00	03/15/2046	35,385	37,159
Ginnie Mae I Pool	4.00	05/15/2046	63,895	66,830

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Mortgage-Backed Securities — 14.19%
Ginnie Mae I Pool	3.50	06/15/2046	117,663	122,759
Ginnie Mae I Pool	4.50	08/15/2046	132,137	140,822
Ginnie Mae I Pool	4.50	08/15/2046	79,624	85,729
Ginnie Mae I Pool	2.50	09/15/2046	44,904	45,101
Ginnie Mae I Pool	4.50	10/15/2046	65,821	71,597
Ginnie Mae I Pool	4.00	07/15/2047	71,232	75,809
Ginnie Mae I Pool	4.50	12/15/2047	71,438	76,477
Ginnie Mae II Pool	3.00	01/20/2027	177,677	182,474
Ginnie Mae II Pool	2.50	08/20/2027	24,234	24,548
Ginnie Mae II Pool	2.50	03/20/2028	22,576	22,927
Ginnie Mae II Pool	3.00	10/20/2028	23,194	23,880
Ginnie Mae II Pool	3.50	07/20/2030	40,189	41,638
Ginnie Mae II Pool	2.50	12/20/2030	118,286	119,830
Ginnie Mae II Pool	3.00	07/20/2032	32,200	33,016
Ginnie Mae II Pool	5.50	02/20/2034	13,672	15,387
Ginnie Mae II Pool	5.00	06/20/2040	27,664	30,565
Ginnie Mae II Pool	4.00	08/20/2040	45,625	48,362
Ginnie Mae II Pool	5.00	09/20/2040	59,013	65,163
Ginnie Mae II Pool	4.00	10/20/2040	48,545	51,482
Ginnie Mae II Pool	4.50	10/20/2040	35,176	37,995
Ginnie Mae II Pool	4.00	01/20/2041	44,082	46,762
Ginnie Mae II Pool	4.00	04/20/2041	43,063	45,700
Ginnie Mae II Pool	4.50	04/20/2041	28,917	31,236
Ginnie Mae II Pool	5.00	04/20/2041	5,597	6,174
Ginnie Mae II Pool	4.50	05/20/2041	116,730	126,086
Ginnie Mae II Pool	4.50	08/20/2041	216,914	234,315
Ginnie Mae II Pool	4.00	10/20/2041	48,483	51,461
Ginnie Mae II Pool	4.00	04/20/2042	46,478	49,220
Ginnie Mae II Pool	3.50	04/20/2042	36,519	38,591
Ginnie Mae II Pool	3.50	05/20/2042	244,528	258,404
Ginnie Mae II Pool	3.50	08/20/2042	138,533	146,352
Ginnie Mae II Pool	3.00	08/20/2042	87,391	90,553
Ginnie Mae II Pool	3.00	09/20/2042	211,482	219,134
Ginnie Mae II Pool	3.50	09/20/2042	72,470	76,296
Ginnie Mae II Pool	3.50	10/20/2042	216,157	227,546
Ginnie Mae II Pool	3.00	11/20/2042	256,337	265,613
Ginnie Mae II Pool	3.50	01/20/2043	302,480	318,529
Ginnie Mae II Pool	3.00	01/20/2043	266,677	276,326
Ginnie Mae II Pool	3.50	03/20/2043	99,523	104,558
Ginnie Mae II Pool	3.50	04/20/2043	99,162	104,729
Ginnie Mae II Pool	3.50	05/20/2043	80,084	84,292
Ginnie Mae II Pool	3.50	08/20/2043	157,755	166,186
Ginnie Mae II Pool	3.50	09/20/2043	162,472	171,039
Ginnie Mae II Pool	3.00	11/20/2043	214,287	221,949
Ginnie Mae II Pool	5.00	12/20/2043	11,744	12,950

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Mortgage-Backed Securities — 14.19%
Ginnie Mae II Pool	3.50	02/20/2044	214,431	224,273
Ginnie Mae II Pool	3.50	07/20/2044	177,917	185,966
Ginnie Mae II Pool	4.50	07/20/2044	8,560	9,176
Ginnie Mae II Pool	3.50	10/20/2044	227,282	238,171
Ginnie Mae II Pool	4.50	10/20/2044	11,119	11,908
Ginnie Mae II Pool	3.50	02/20/2045	248,174	258,795
Ginnie Mae II Pool	3.00	02/20/2045	146,685	152,783
Ginnie Mae II Pool	3.50	03/20/2045	208,461	217,329
Ginnie Mae II Pool	4.50	03/20/2045	126,180	135,372
Ginnie Mae II Pool	5.50	03/20/2045	96,239	106,979
Ginnie Mae II Pool	3.00	04/20/2045	256,703	265,169
Ginnie Mae II Pool	3.50	04/20/2045	205,579	213,838
Ginnie Mae II Pool	3.50	07/20/2045	300,994	313,816
Ginnie Mae II Pool	3.50	09/20/2045	228,675	238,416
Ginnie Mae II Pool	4.00	10/20/2045	159,560	167,353
Ginnie Mae II Pool	3.00	11/20/2045	294,208	303,936
Ginnie Mae II Pool	4.00	11/20/2045	234,660	247,232
Ginnie Mae II Pool	3.50	11/20/2045	151,967	158,437
Ginnie Mae II Pool	3.50	12/20/2045	228,692	238,908
Ginnie Mae II Pool	3.50	01/20/2046	193,278	201,501
Ginnie Mae II Pool	3.50	03/20/2046	228,879	238,533
Ginnie Mae II Pool	4.00	03/20/2046	179,943	190,355
Ginnie Mae II Pool	3.00	03/20/2046	158,163	163,361
Ginnie Mae II Pool	3.50	04/20/2046	244,126	254,225
Ginnie Mae II Pool	3.00	04/20/2046	161,687	166,981
Ginnie Mae II Pool	5.00	04/20/2046	76,423	84,218
Ginnie Mae II Pool	3.00	05/20/2046	283,975	293,091
Ginnie Mae II Pool	3.50	05/20/2046	252,875	263,465
Ginnie Mae II Pool	4.50	05/20/2046	112,530	120,447
Ginnie Mae II Pool	3.00	06/20/2046	293,562	302,956
Ginnie Mae II Pool	3.50	06/20/2046	171,754	178,659
Ginnie Mae II Pool	5.00	06/20/2046	73,558	80,931
Ginnie Mae II Pool	3.00	07/20/2046	301,581	311,372
Ginnie Mae II Pool	3.50	07/20/2046	174,967	181,755
Ginnie Mae II Pool	4.00	07/20/2046	78,460	82,241
Ginnie Mae II Pool	4.50	07/20/2046	66,395	70,973
Ginnie Mae II Pool	3.00	08/20/2046	275,867	284,828
Ginnie Mae II Pool	3.50	08/20/2046	179,212	186,287
Ginnie Mae II Pool	5.00	08/20/2046	82,582	90,605
Ginnie Mae II Pool	3.00	09/20/2046	290,019	299,591
Ginnie Mae II Pool	3.00	10/20/2046	338,486	349,426
Ginnie Mae II Pool	3.50	10/20/2046	141,295	146,863
Ginnie Mae II Pool	5.50	10/20/2046	42,574	47,109
Ginnie Mae II Pool	3.00	11/20/2046	279,650	288,669
Ginnie Mae II Pool	3.00	11/20/2046	178,190	183,600

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Mortgage-Backed Securities — 14.19%
Ginnie Mae II Pool	3.50	11/20/2046	174,221	181,018
Ginnie Mae II Pool	4.50	11/20/2046	114,925	123,086
Ginnie Mae II Pool	2.50	11/20/2046	71,235	71,766
Ginnie Mae II Pool	3.00	12/20/2046	198,961	205,475
Ginnie Mae II Pool	3.50	12/20/2046	180,604	187,449
Ginnie Mae II Pool	2.50	12/20/2046	90,509	91,211
Ginnie Mae II Pool	4.50	12/20/2046	51,154	54,772
Ginnie Mae II Pool	3.00	01/20/2047	201,413	207,858
Ginnie Mae II Pool	4.50	01/20/2047	130,243	139,674
Ginnie Mae II Pool	4.00	01/20/2047	129,114	134,576
Ginnie Mae II Pool	3.50	01/20/2047	48,037	49,789
Ginnie Mae II Pool	2.50	01/20/2047	24,427	24,639
Ginnie Mae II Pool	3.00	02/20/2047	279,282	287,859
Ginnie Mae II Pool	3.50	02/20/2047	193,061	200,573
Ginnie Mae II Pool	4.00	02/20/2047	159,889	166,266
Ginnie Mae II Pool	3.50	06/20/2047	139,957	144,722
Ginnie Mae II Pool	4.00	06/20/2047	62,899	65,791
Ginnie Mae II Pool	4.00	07/20/2047	387,198	404,580
Ginnie Mae II Pool	3.50	07/20/2047	289,384	300,626
Ginnie Mae II Pool	4.00	08/20/2047	64,629	67,503
Ginnie Mae II Pool	3.50	09/20/2047	80,791	83,920
Ginnie Mae II Pool	3.00	10/20/2047	156,081	160,629
Ginnie Mae II Pool	3.50	10/20/2047	85,913	88,825
Ginnie Mae II Pool	4.50	10/20/2047	26,430	27,967
Ginnie Mae II Pool	3.50	11/20/2047	457,517	474,841
Ginnie Mae II Pool	4.00	11/20/2047	227,414	237,440
Ginnie Mae II Pool	3.00	11/20/2047	20,054	20,651
Ginnie Mae II Pool	3.00	12/20/2047	227,402	233,967
Ginnie Mae II Pool	4.00	12/20/2047	224,579	234,492
Ginnie Mae II Pool	3.50	12/20/2047	209,165	217,283
Ginnie Mae II Pool	3.50	01/20/2048	481,013	498,880
Ginnie Mae II Pool	3.00	01/20/2048	194,991	200,619
Ginnie Mae II Pool	4.00	01/20/2048	76,510	79,560
Ginnie Mae II Pool	3.00	02/20/2048	250,834	258,067
Ginnie Mae II Pool	3.50	02/20/2048	154,008	159,956
Ginnie Mae II Pool	3.00	03/20/2048	335,769	345,423
Ginnie Mae II Pool	4.00	03/20/2048	233,191	243,506
Ginnie Mae II Pool	5.00	03/20/2048	54,416	58,523
Ginnie Mae II Pool	4.50	03/20/2048	33,373	35,146
Ginnie Mae II Pool	3.00	04/20/2048	195,930	201,580
Ginnie Mae II Pool	4.50	05/20/2048	61,136	64,211
Ginnie Mae II Pool	3.50	06/20/2048	151,799	156,556
Ginnie Mae II Pool	4.00	06/20/2048	35,426	36,795
Ginnie Mae II Pool	4.00	07/20/2048	156,861	162,953
Ginnie Mae II Pool	4.50	08/20/2048	264,011	277,809

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.19%
Ginnie Mae II Pool	4.00	08/20/2048	227,234	236,556
Ginnie Mae II Pool	5.00	08/20/2048	30,526	32,387
Ginnie Mae II Pool	4.00	09/20/2048	226,245	235,719
Ginnie Mae II Pool	4.50	09/20/2048	171,482	180,309
Ginnie Mae II Pool	4.50	10/20/2048	187,399	197,127
Ginnie Mae II Pool	5.00	10/20/2048	60,522	63,665
Ginnie Mae II Pool	4.00	11/20/2048	192,858	199,904
Ginnie Mae II Pool	5.00	11/20/2048	140,709	148,770
Ginnie Mae II Pool	4.50	12/20/2048	129,671	136,046
Ginnie Mae II Pool	5.00	12/20/2048	32,889	34,708
Ginnie Mae II Pool	4.50	01/20/2049	213,114	223,748
Ginnie Mae II Pool	4.00	01/20/2049	166,975	173,007
Ginnie Mae II Pool	3.50	01/20/2049	112,604	116,106
Ginnie Mae II Pool [4]	2.50	01/20/2049	100,000	100,426
Ginnie Mae II Pool	5.00	01/20/2049	31,618	33,364
Ginnie Mae II Pool	4.50	02/20/2049	456,497	476,782
Ginnie Mae II Pool	3.50	02/20/2049	236,914	244,409
Ginnie Mae II Pool	5.00	02/20/2049	70,052	73,812
Ginnie Mae II Pool	3.50	03/20/2049	477,074	491,911
Ginnie Mae II Pool	4.50	03/20/2049	268,635	280,609
Ginnie Mae II Pool	5.00	03/20/2049	42,470	44,653
Ginnie Mae II Pool	4.00	04/20/2049	280,679	290,639
Ginnie Mae II Pool	3.50	04/20/2049	185,174	190,933
Ginnie Mae II Pool	4.50	04/20/2049	50,001	52,218
Ginnie Mae II Pool	5.00	05/20/2049	98,969	104,505
Ginnie Mae II Pool	3.50	06/20/2049	293,285	302,469

Total Mortgage-Backed Securities (Cost $131,795,977)				132,753,843

U.S. Government Agency Obligations — 0.53%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	252,153
Federal Home Loan Banks	2.25	01/29/2021	25,000	25,003
Federal Home Loan Banks	1.13	07/14/2021	485,000	481,377
Federal Home Loan Banks	2.50	02/13/2024	200,000	206,219
Federal Home Loan Banks	5.50	07/15/2036	120,000	168,680
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	492,476
Federal Home Loan Mortgage Corp	2.75	06/19/2023	500,000	519,299
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	348,576
Federal National Mortgage Association	1.38	10/07/2021	500,000	498,101
Federal National Mortgage Association	2.63	09/06/2024	485,000	504,918
Federal National Mortgage Association	6.25	05/15/2029	109,000	147,411
Federal National Mortgage Association	6.63	11/15/2030	485,000	691,398
Tennessee Valley Authority	3.88	02/15/2021	97,000	99,156
Tennessee Valley Authority	2.88	09/15/2024	65,000	68,073
Tennessee Valley Authority	7.13	05/01/2030	73,000	105,486
Tennessee Valley Authority	5.25	09/15/2039	107,000	147,474

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Government Agency Obligations — 0.53%
Tennessee Valley Authority	4.63	09/15/2060	97,000	133,145
Tennessee Valley Authority	4.25	09/15/2065	39,000	50,767

Total U.S. Government Agency Obligations (Cost $4,910,476)				4,939,712

U.S. Treasury Obligations — 20.65%
United States Treasury Bill[5]	1.51[6]	03/12/2020	150,000	149,562
United States Treasury Note/Bond	2.00	01/15/2021	1,190,000	1,194,416
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,136,838
United States Treasury Note/Bond	2.50	01/31/2021	740,000	746,793
United States Treasury Note/Bond	2.13	01/31/2021	306,000	307,602
United States Treasury Note/Bond	3.63	02/15/2021	1,560,000	1,594,125
United States Treasury Note/Bond	2.25	02/15/2021	525,000	528,527
United States Treasury Note/Bond	2.50	02/28/2021	1,255,000	1,267,256
United States Treasury Note/Bond	1.13	02/28/2021	970,000	964,316
United States Treasury Note/Bond	2.38	03/15/2021	810,000	817,056
United States Treasury Note/Bond	2.25	03/31/2021	2,000,000	2,015,234
United States Treasury Note/Bond	1.25	03/31/2021	340,000	338,446
United States Treasury Note/Bond	2.38	04/15/2021	1,150,000	1,161,096
United States Treasury Note/Bond	2.25	04/30/2021	2,000,000	2,016,875
United States Treasury Note/Bond	1.38	04/30/2021	970,000	967,045
United States Treasury Note/Bond	3.13	05/15/2021	970,000	989,817
United States Treasury Note/Bond	2.13	05/31/2021	900,000	906,504
United States Treasury Note/Bond	1.38	05/31/2021	411,000	409,748
United States Treasury Note/Bond	2.00	05/31/2021	319,000	320,757
United States Treasury Note/Bond	2.63	06/15/2021	540,000	547,847
United States Treasury Note/Bond	1.63	06/30/2021	860,000	860,336
United States Treasury Note/Bond	1.13	06/30/2021	83,000	82,420
United States Treasury Note/Bond	2.63	07/15/2021	1,700,000	1,726,430
United States Treasury Note/Bond	2.25	07/31/2021	1,000,000	1,010,078
United States Treasury Note/Bond	1.75	07/31/2021	855,000	857,071
United States Treasury Note/Bond	1.13	07/31/2021	602,000	597,508
United States Treasury Note/Bond	2.13	08/15/2021	1,677,000	1,691,019
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,221,891
United States Treasury Note/Bond	2.00	08/31/2021	370,000	372,443
United States Treasury Note/Bond	1.50	08/31/2021	200,000	199,688
United States Treasury Note/Bond	1.13	08/31/2021	165,000	163,730
United States Treasury Note/Bond	2.75	09/15/2021	500,000	509,590
United States Treasury Note/Bond	1.50	09/30/2021	1,600,000	1,597,562
United States Treasury Note/Bond	1.13	09/30/2021	382,000	378,926
United States Treasury Note/Bond	2.13	09/30/2021	243,000	245,174
United States Treasury Note/Bond	2.88	10/15/2021	700,000	715,695
United States Treasury Note/Bond	1.50	10/31/2021	850,000	848,838
United States Treasury Note/Bond	1.25	10/31/2021	673,000	668,951
United States Treasury Note/Bond	2.00	10/31/2021	494,000	497,686
United States Treasury Note/Bond	2.88	11/15/2021	725,000	742,105

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.65%
United States Treasury Note/Bond	2.00	11/15/2021	460,000	463,630
United States Treasury Note/Bond	8.00	11/15/2021	182,000	203,243
United States Treasury Note/Bond	1.50	11/30/2021	850,000	848,871
United States Treasury Note/Bond	1.75	11/30/2021	824,000	826,543
United States Treasury Note/Bond	1.88	11/30/2021	289,000	290,682
United States Treasury Note/Bond	2.63	12/15/2021	740,000	754,684
United States Treasury Note/Bond	1.63	12/31/2021	850,000	851,062
United States Treasury Note/Bond	2.00	12/31/2021	444,000	447,555
United States Treasury Note/Bond	2.13	12/31/2021	56,000	56,588
United States Treasury Note/Bond	1.50	01/31/2022	575,000	574,146
United States Treasury Note/Bond	1.88	01/31/2022	219,000	220,283
United States Treasury Note/Bond	2.50	02/15/2022	535,000	545,157
United States Treasury Note/Bond	2.00	02/15/2022	130,000	131,107
United States Treasury Note/Bond	1.75	02/28/2022	680,000	682,550
United States Treasury Note/Bond	1.88	02/28/2022	665,000	669,078
United States Treasury Note/Bond	2.38	03/15/2022	735,000	747,719
United States Treasury Note/Bond	1.88	03/31/2022	715,000	719,553
United States Treasury Note/Bond	1.75	03/31/2022	478,000	479,792
United States Treasury Note/Bond	2.25	04/15/2022	1,390,000	1,410,416
United States Treasury Note/Bond	1.88	04/30/2022	670,000	674,345
United States Treasury Note/Bond	1.75	04/30/2022	370,000	371,387
United States Treasury Note/Bond	1.75	05/15/2022	300,000	301,102
United States Treasury Note/Bond	2.13	05/15/2022	250,000	253,086
United States Treasury Note/Bond	1.75	05/31/2022	845,000	848,301
United States Treasury Note/Bond	1.88	05/31/2022	345,000	347,372
United States Treasury Note/Bond	1.75	06/15/2022	915,000	918,681
United States Treasury Note/Bond	1.75	06/30/2022	840,000	843,478
United States Treasury Note/Bond	2.13	06/30/2022	600,000	607,922
United States Treasury Note/Bond	1.75	07/15/2022	815,000	818,152
United States Treasury Note/Bond	1.88	07/31/2022	335,000	337,369
United States Treasury Note/Bond	2.00	07/31/2022	236,000	238,434
United States Treasury Note/Bond	1.50	08/15/2022	1,300,000	1,297,156
United States Treasury Note/Bond	1.63	08/15/2022	650,000	650,609
United States Treasury Note/Bond	1.63	08/31/2022	675,000	675,554
United States Treasury Note/Bond	1.88	08/31/2022	396,000	398,908
United States Treasury Note/Bond	1.50	09/15/2022	805,000	803,145
United States Treasury Note/Bond	1.88	09/30/2022	670,000	675,104
United States Treasury Note/Bond	1.38	10/15/2022	810,000	805,064
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,057,834
United States Treasury Note/Bond	2.00	10/31/2022	790,000	798,671
United States Treasury Note/Bond	1.63	11/15/2022	700,000	700,520
United States Treasury Note/Bond	2.00	11/30/2022	1,737,000	1,756,609
United States Treasury Note/Bond	1.63	12/15/2022	805,000	805,786
United States Treasury Note/Bond	2.13	12/31/2022	1,104,000	1,120,819
United States Treasury Note/Bond	1.75	01/31/2023	1,470,000	1,476,087

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.65%
United States Treasury Note/Bond	2.38	01/31/2023	680,000	695,433
United States Treasury Note/Bond	2.00	02/15/2023	762,000	770,930
United States Treasury Note/Bond	7.13	02/15/2023	125,000	146,055
United States Treasury Note/Bond	2.63	02/28/2023	1,000,000	1,030,937
United States Treasury Note/Bond	1.50	02/28/2023	900,000	896,871
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,181,895
United States Treasury Note/Bond	1.50	03/31/2023	390,000	388,583
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,554,316
United States Treasury Note/Bond	1.63	04/30/2023	1,223,000	1,222,904
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,746,729
United States Treasury Note/Bond	2.75	05/31/2023	900,000	933,187
United States Treasury Note/Bond	1.63	05/31/2023	641,000	641,025
United States Treasury Note/Bond	2.63	06/30/2023	1,200,000	1,240,594
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,100,331
United States Treasury Note/Bond	2.75	07/31/2023	410,000	425,759
United States Treasury Note/Bond	1.25	07/31/2023	38,000	37,491
United States Treasury Note/Bond	2.50	08/15/2023	724,000	745,692
United States Treasury Note/Bond	1.38	08/31/2023	1,000,000	990,781
United States Treasury Note/Bond	2.75	08/31/2023	730,000	758,573
United States Treasury Note/Bond	1.38	09/30/2023	2,000,000	1,980,078
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,086,191
United States Treasury Note/Bond	1.63	10/31/2023	800,000	799,281
United States Treasury Note/Bond	2.88	10/31/2023	760,000	794,348
United States Treasury Note/Bond	2.75	11/15/2023	1,176,000	1,224,005
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,150,574
United States Treasury Note/Bond	2.13	11/30/2023	182,000	185,242
United States Treasury Note/Bond	2.63	12/31/2023	800,000	829,844
United States Treasury Note/Bond	2.25	12/31/2023	519,000	530,819
United States Treasury Note/Bond	2.50	01/31/2024	795,000	821,179
United States Treasury Note/Bond	2.25	01/31/2024	679,000	694,728
United States Treasury Note/Bond	2.75	02/15/2024	625,000	651,929
United States Treasury Note/Bond	2.38	02/29/2024	1,100,000	1,131,367
United States Treasury Note/Bond	2.13	02/29/2024	598,000	609,096
United States Treasury Note/Bond	2.13	03/31/2024	2,000,000	2,037,187
United States Treasury Note/Bond	2.25	04/30/2024	785,000	803,889
United States Treasury Note/Bond	2.00	04/30/2024	640,000	648,775
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,078,185
United States Treasury Note/Bond	2.00	05/31/2024	1,035,000	1,049,353
United States Treasury Note/Bond	1.75	06/30/2024	880,000	882,784
United States Treasury Note/Bond	2.00	06/30/2024	630,000	638,736
United States Treasury Note/Bond	1.75	07/31/2024	880,000	882,819
United States Treasury Note/Bond	2.13	07/31/2024	690,000	703,423
United States Treasury Note/Bond	2.38	08/15/2024	886,000	913,134
United States Treasury Note/Bond	1.88	08/31/2024	1,345,000	1,356,611
United States Treasury Note/Bond	1.25	08/31/2024	1,300,000	1,275,168

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.65%
United States Treasury Note/Bond	1.50	09/30/2024	870,000	862,761
United States Treasury Note/Bond	2.13	09/30/2024	590,000	601,800
United States Treasury Note/Bond	2.25	10/31/2024	1,000,000	1,026,172
United States Treasury Note/Bond	1.50	10/31/2024	870,000	862,761
United States Treasury Note/Bond	2.25	11/15/2024	939,000	963,612
United States Treasury Note/Bond	1.50	11/30/2024	1,800,000	1,785,445
United States Treasury Note/Bond	1.75	12/31/2024	870,000	872,753
United States Treasury Note/Bond	2.25	12/31/2024	165,000	169,396
United States Treasury Note/Bond	2.50	01/31/2025	560,000	581,962
United States Treasury Note/Bond	2.00	02/15/2025	2,158,000	2,189,190
United States Treasury Note/Bond	2.75	02/28/2025	830,000	872,927
United States Treasury Note/Bond	2.63	03/31/2025	580,000	606,621
United States Treasury Note/Bond	2.88	04/30/2025	900,000	953,051
United States Treasury Note/Bond	2.13	05/15/2025	1,871,000	1,909,589
United States Treasury Note/Bond	2.88	05/31/2025	800,000	847,406
United States Treasury Note/Bond	2.75	06/30/2025	595,000	626,749
United States Treasury Note/Bond	2.88	07/31/2025	445,000	471,891
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,343,167
United States Treasury Note/Bond	2.75	08/31/2025	895,000	943,526
United States Treasury Note/Bond	3.00	09/30/2025	600,000	640,922
United States Treasury Note/Bond	3.00	10/31/2025	260,000	277,885
United States Treasury Note/Bond	2.25	11/15/2025	1,830,000	1,879,825
United States Treasury Note/Bond	2.88	11/30/2025	625,000	664,038
United States Treasury Note/Bond	2.63	12/31/2025	1,500,000	1,573,184
United States Treasury Note/Bond	2.63	01/31/2026	560,000	587,409
United States Treasury Note/Bond	1.63	02/15/2026	1,250,000	1,239,014
United States Treasury Note/Bond	2.25	03/31/2026	565,000	580,582
United States Treasury Note/Bond	2.38	04/30/2026	425,000	439,975
United States Treasury Note/Bond	2.13	05/31/2026	600,000	612,117
United States Treasury Note/Bond	1.88	06/30/2026	685,000	688,398
United States Treasury Note/Bond	1.88	07/31/2026	685,000	688,024
United States Treasury Note/Bond	1.38	08/31/2026	685,000	666,376
United States Treasury Note/Bond	1.63	09/30/2026	680,000	671,898
United States Treasury Note/Bond	1.63	10/31/2026	680,000	671,527
United States Treasury Note/Bond	2.00	11/15/2026	1,232,000	1,246,293
United States Treasury Note/Bond	1.63	11/30/2026	680,000	671,394
United States Treasury Note/Bond	1.75	12/31/2026	300,000	298,582
United States Treasury Note/Bond	2.25	02/15/2027	594,000	610,683
United States Treasury Note/Bond	6.63	02/15/2027	290,000	383,208
United States Treasury Note/Bond	2.38	05/15/2027	470,000	487,533
United States Treasury Note/Bond	2.25	08/15/2027	1,000,000	1,028,555
United States Treasury Note/Bond	2.25	11/15/2027	1,290,000	1,326,684
United States Treasury Note/Bond	2.75	02/15/2028	625,000	666,333
United States Treasury Note/Bond	2.88	05/15/2028	2,140,000	2,304,930
United States Treasury Note/Bond	2.88	08/15/2028	1,660,000	1,790,336

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 20.65%
United States Treasury Note/Bond	3.13	11/15/2028	2,530,000	2,783,692
United States Treasury Note/Bond	5.25	11/15/2028	883,500	1,125,531
United States Treasury Note/Bond	2.63	02/15/2029	800,000	848,438
United States Treasury Note/Bond	5.25	02/15/2029	30,000	38,387
United States Treasury Note/Bond	2.38	05/15/2029	1,490,000	1,549,775
United States Treasury Note/Bond	6.13	08/15/2029	949,000	1,301,724
United States Treasury Note/Bond	1.63	08/15/2029	875,000	853,091
United States Treasury Note/Bond	1.75	11/15/2029	990,000	975,846
United States Treasury Note/Bond	6.25	05/15/2030	185,000	260,337
United States Treasury Note/Bond	5.38	02/15/2031	1,468,000	1,971,650
United States Treasury Note/Bond	4.50	05/15/2038	407,000	550,738
United States Treasury Note/Bond	3.50	02/15/2039	300,000	360,105
United States Treasury Note/Bond	4.25	05/15/2039	638,000	840,914
United States Treasury Note/Bond	4.50	08/15/2039	300,000	407,777
United States Treasury Note/Bond	4.38	11/15/2039	509,000	682,279
United States Treasury Note/Bond	4.63	02/15/2040	257,000	355,885
United States Treasury Note/Bond	4.38	05/15/2040	275,000	369,843
United States Treasury Note/Bond	3.88	08/15/2040	190,000	239,882
United States Treasury Note/Bond	4.25	11/15/2040	240,000	318,159
United States Treasury Note/Bond	4.75	02/15/2041	575,000	812,479
United States Treasury Note/Bond	3.75	08/15/2041	400,000	497,500
United States Treasury Note/Bond	3.13	11/15/2041	600,000	681,891
United States Treasury Note/Bond	3.13	02/15/2042	120,000	136,387
United States Treasury Note/Bond	3.00	05/15/2042	15,000	16,721
United States Treasury Note/Bond	2.75	08/15/2042	582,000	622,854
United States Treasury Note/Bond	2.75	11/15/2042	625,000	668,408
United States Treasury Note/Bond	3.13	02/15/2043	860,000	977,343
United States Treasury Note/Bond	2.88	05/15/2043	644,000	703,092
United States Treasury Note/Bond	3.63	08/15/2043	674,000	828,230
United States Treasury Note/Bond	3.75	11/15/2043	531,000	665,389
United States Treasury Note/Bond	3.63	02/15/2044	744,000	916,195
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,720,795
United States Treasury Note/Bond	3.13	08/15/2044	107,000	121,984
United States Treasury Note/Bond	3.00	11/15/2044	1,275,000	1,424,414
United States Treasury Note/Bond	2.50	02/15/2045	1,198,000	1,225,236
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,592,259
United States Treasury Note/Bond	2.88	08/15/2045	142,000	155,590
United States Treasury Note/Bond	3.00	11/15/2045	815,000	913,882
United States Treasury Note/Bond	2.50	02/15/2046	953,000	975,373
United States Treasury Note/Bond	2.50	05/15/2046	946,000	968,209
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	985,014
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,245,857
United States Treasury Note/Bond	3.00	02/15/2047	910,000	1,024,959
United States Treasury Note/Bond	3.00	05/15/2047	575,000	647,616
United States Treasury Note/Bond	2.75	08/15/2047	610,000	655,821

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 20.65%
United States Treasury Note/Bond	2.75	11/15/2047	1,130,000	1,214,882
United States Treasury Note/Bond	3.00	02/15/2048	800,000	901,625
United States Treasury Note/Bond	3.13	05/15/2048	1,055,000	1,217,866
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	1,953,346
United States Treasury Note/Bond	3.38	11/15/2048	870,000	1,052,428
United States Treasury Note/Bond	3.00	02/15/2049	1,025,000	1,159,371
United States Treasury Note/Bond	2.88	05/15/2049	850,000	939,416
United States Treasury Note/Bond	2.25	08/15/2049	925,000	899,852
United States Treasury Note/Bond	2.38	11/15/2049	500,000	499,746

Total U.S. Treasury Obligations (Cost $189,257,608)				193,180,553

SHORT-TERM INVESTMENTS — 3.37%
Money Market Fund — 3.37%
Goldman Sachs Financial Square
Government Fund - Institutional Shares	1.50[7]		31,549,903	31,549,903

Total Short-Term Investments (Cost $31,549,903)				31,549,903

Total Investments (Cost $903,706,264) — 102.74%				961,021,701

TBA SALES COMMITMENTS — 0.00%
Mortgage-Backed Securities — 0.00%
Ginnie Mae	5.00	01/15/2050	(25,000)	(26,693)

Total TBA SALES COMMITMENTS (Proceeds $26,783)				(26,693)

Liabilities in excess of other assets — (2.74%)				(25,635,325)

Net Assets — 100.00%				$ 935,359,683

*	Non-income producing.
[1]	“Affiliated company” as defined by the Investment Company Act of 1940.
[2]

Variable rate investments. The rate shown is based on the latest available information as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

[3]	Zero coupon bond.
[4]	TBA - To be announced.
[5]	As of December 31, 2019, an investment with a value of $149,562 was fully segregated with the broker as collateral for open futures contracts.
[6]	Rate represents annualized yield at date of purchase.
[7]	Rate disclosed is the 7-day yield at December 31, 2019.

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Concluded)

December 31, 2019 (Unaudited)

Legend
LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
TBA	To Be Announced
At December 31, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
S&P500 E-Mini	03/20/20	19	$3,036,039	$3,069,545	$33,506
					$33,506

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Verplanck Balanced Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	12/31/19	Prices	Inputs	Inputs
Assets
Asset-Backed Securities	$2,612,369	$—	$2,612,369	$—
Common Stocks	439,509,874	439,509,874	—	—
Corporate Bonds and Notes	133,898,953	—	133,898,953	—
Foreign Government Bonds and Notes	7,965,159	—	7,965,159	—
Municipal Bonds	4,433,132	—	4,433,132	—
Commercial Mortgage-Backed Securities	10,178,203	—	10,178,203	—
Mortgage-Backed Securities	132,753,843	—	132,753,843	—
U.S. Government Agency Obligations	4,939,712	—	4,939,712	—
U.S. Treasury Obligations	193,180,553	—	193,180,553	—
Short-Term Investments	31,549,903	31,549,903	—	—
Derivatives:
Equity Contracts
Futures Contracts	33,506	33,506	—	—

Total Assets	$961,055,207	$471,093,283	$489,961,924	$—

Liabilities
TBA Sale Commitments	$(26,693)	$—	$(26,693)	$—

Total Liabilities	$(26,693)	$—	$(26,693)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended December 31, 2019, the Verplanck Balanced Fund quarterly average volume of derivatives was as follows:

Long Futures
Contracts
(Notional)
$2,735,402

Investment in Affiliated Company — The following table lists the issuer owned by Fund that may be deemed an “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuer during the period ended December 31, 2019:

	Purchase	Sales	Change in	Value at	Dividend	Net Realized	Shares Held
Name of Issuer	Cost	Proceeds	Unrealized	12/31/19	Income	Gain (Loss)	at 12/31/19
Bank of New York Mellon Corp/The	$526,554	$—	$7,246	$533,800	$3,288	$—	10,606

B. Federal Tax Cost:

As of the December 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$903,679,481

Gross unrealized appreciation	72,178,435
Gross unrealized depreciation	(14,862,908)

Net unrealized appreciation	$57,315,527

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 2/28/2020

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date 2/28/2020

* Print the name and title of each signing officer under his or her signature.